As filed with the SEC on April 28, 2010
Registration No. 33-54926
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 22 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 57 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2010 pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Income Advantage®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page 16.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts.

The Funds of the investment options in the Variable Account are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), Geode Capital Management, LLC ("Geode"), Lazard Asset Management, LLC ("Lazard"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), and Pacific Investment Management Company, LLC ("PIMCO"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2010. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 24.

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Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2010

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	2
The Variable Account	2
Financial Statements	2
The Funds	2
Facts About the Contract
Purchase of a Contract	5
Free Look Privilege	6
Investment Allocation of Your Purchase Payment	6
Trading Among Variable Subaccounts	6
Charges	8
Certain Portfolios Impose a Short-Term Redemption Fee	9
Annuity Income Dates	10
Signature Guarantee or Customer Authentication	10
Death Benefit	11
Fixed, Variable or Combination Annuity Income	11
Benchmark Rate of Return	12
Types of Annuity Income Options	12
Annuity Income Including Withdrawal Options	12
Guarantee Period	13
Withdrawal Provisions	13
Reports	15
More About the Contract
Tax Considerations	16
Other Contract Provisions
Selling the Contracts	20
Postponement of Benefits	21
More About the Variable Account and the Funds
Changes in Investment Options	22
Total Return for a Subaccount	22
Voting Rights	22
Resolving Material Conflicts	22
Litigation	23
Table of Contents of the Statement of Additional Information	24

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page 12 and Annuity Income Including Withdrawal Options on page 12. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page 11.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the forty-nine variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. See Free Look Privilege on page 6. In some instances your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. You may currently reallocate among the Investment Options at any time after the end of the free look period and sometimes sooner for replacement sales.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page  11.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and FILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	2.03%

Certain Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 9.

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently forty-nine Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III	Seeks capital appreciation	Credit Suisse Asset Management, LLC
LAZARD
Lazard Retirement Emerging Markets Equity	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
VIT refers to Variable Insurance Trust

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 22.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan or a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.
  You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.
  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.
  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

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  Application and Initial Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Options that are in accordance with your most recent allocation instructions.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per calendar year. We may also require you to submit your exchange instructions by mail.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

FILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

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We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

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In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

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2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status on page 17.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolio, not by FILI, and are part of the Portfolio's assets. The thirteen Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

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The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, the variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

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DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page 12.
  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

All references to annuity income and the guaranteed duration of annuity income provided by Fidelity Income Advantage are subject to the limitation stated on page 1 of the prospectus: "We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income." Variable annuity income is subject to the investment results of the subaccounts and may increase or decrease. Variable annuity income will end in the unlikely event that the value of every security held in the subaccounts in which you are invested is reduced to zero.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

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BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the Variable Account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

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If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income Options 1 through 4. If you choose an income option with a Withdrawal Option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You cannot purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

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How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

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Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

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More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

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Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that FILI will be treated as the Owner of the Variable Account assets.

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FILI's Tax Status

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

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Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or guarantee period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day we receive due proof of the Beneficiary's death on the Beneficiary's election at the Annuity Service Center. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all the the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page 12.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

FIAL7

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

FIAL7

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

FILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

FIAL7

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

FIAL7

Table of Contents
of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FIAL7-pro-0410
1.756514.111

FIAL7

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

Not Part of the Prospectus

FVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Not Part of the Prospectus

FVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2010

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2010, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	4
State Regulation	4
Legal Matters	4
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FIAL7-ptb-0410
1.756515.111

SERVICE AGREEMENTS

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

Withdrawal (Liquidity) Value

If you elect annuity income with a withdrawal option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2009 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2009, 2008 and 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 9, 2010

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED BALANCE SHEETS

(in thousands, except share data) December 31, 2009 and 2008

ASSETS	2009	2008
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $525,856 in 2009 and $495,612 in 2008)	$ 536,813	$ 501,954
Policy loans	561	248

Total investments	537,374	502,202

Cash and cash equivalents	221,717	234,052
Accrued investment income	4,989	5,705
Deferred policy acquisition costs	56,303	52,816
Reinsurance deposit and receivables	1,720,821	1,830,999
Property and equipment, net	8,958	15,867
Other assets	7,898	8,407
Net deferred tax asset	55,600	42,895
Income taxes receivable	--	9,626
Receivable from Parent and affiliates	7,120	--
Separate account assets	15,126,626	12,277,307

Total assets	$ 17,747,406	$ 14,979,876

LIABILITIES
Future contract and policy benefits	$ 1,029,282	$ 1,056,599
Contractholder deposit funds	813,401	894,380
Other liabilities and accrued expenses	13,665	14,425
Income taxes payable	10,298	--
Payable to parent and affiliates	--	9,684
Separate account liabilities	15,126,626	12,277,307

Total liabilities	16,993,272	14,252,395

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	6,891	4,243
Retained earnings	674,661	650,656

Total stockholder's equity	754,134	727,481

Total liabilities and stockholder's equity	$ 17,747,406	$ 14,979,876

The accompanying notes are an integral part of the consolidated financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	2009	2008	2007
Revenues:
Fees charged to contractholders	$ 98,477	$ 108,994	$ 113,638
Net investment income	17,950	27,597	35,947
Interest on reinsurance deposit	47,764	53,224	54,943
Fund administration fees	2,028	3,528	4,474
Net realized investment gains (losses):
Other than temporary losses on debt securities	(224)	(8,876)	(1,615)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	(224)	(8,876)	(1,615)
Net realized investment gains and losses on sales	10,185	8,536	913
Total net realized investment gains (losses)	9,961	(340)	(702)
Premiums	4,996	7,043	11,332
Other income	8	--	626

Total revenue	181,184	200,046	220,258

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	79,055	115,336	113,013
Contract and policy benefits and expenses	62,371	62,962	51,852
Other expenses	8,599	178	--

Total benefits and expenses	150,025	178,476	164,865

Income before income taxes	31,159	21,570	55,393

Income tax expense	7,154	3,074	8,504

Net income	24,005	18,496	46,889

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	14,162	43	7,680
Reclassification adjustment for net realized (gains) losses included in net income	(9,961)	340	702
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	(197)	243	(488)
Provision for income taxes related to items of other comprehensive income	(1,356)	(357)	(2,741)

Other comprehensive income, net of tax	2,648	269	5,153

Comprehensive income	$ 26,653	$ 18,765	$ 52,042

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2006	$ 3,000	$ 68,048	$ (1,179)	$ 585,271	$ 655,140

Comprehensive income:
Net income	--	--	--	46,889	46,889
Other comprehensive income	--	--	5,153	--	5,153

Balance at December 31, 2007	$ 3,000	$ 68,048	$ 3,974	$ 632,160	$ 707,182

Comprehensive income:
Net income	--	--	--	18,496	18,496
Other comprehensive income	--	--	269	--	269
Forgiveness of debt	--	1,534	--	--	1,534

Balance at December 31, 2008	$ 3,000	$ 69,582	$ 4,243	$ 650,656	$ 727,481

Comprehensive income:
Net income	--	--	--	24,005	24,005
Other comprehensive income	--	--	2,648	--	2,648

Balance at December 31, 2009	$ 3,000	$ 69,582	$ 6,891	$ 674,661	$ 754,134

The accompanying notes are an integral part of the consolidated financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2009, 2008 and 2007
	2009	2008	2007
Cash flows from operating activities:
Net income	$ 24,005	$ 18,496	$ 46,889
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	8,753	7,640	4,161
Net realized investment (gains) losses	(9,961)	340	702
Charitable donation expense	8,599	--	--
Provision (benefit) for deferred taxes	(14,120)	1,159	(10,373)
Changes in assets and liabilities:
Accrued investment income	716	3,559	(950)
Change in deferred policy acquisition costs, net of amortization	(3,814)	2,225	(2,578)
Future contract and policy benefits, net	99,508	200,666	354,824
Reinsurance deposit and receivables	110,178	(3,577)	(298,148)
Payable to (Recoverable) from parent and affiliates, net	(16,804)	8,041	(7,557)
Income taxes	19,924	(2,878)	(8,409)
Other assets and other liabilities, net	(467)	(1,225)	3,352

Net cash provided by operating activities	226,517	234,446	81,913

Cash flows from investing activities:
Purchase of debt securities	(910,674)	(1,303,248)	(381,118)
Purchase of restricted cash equivalent	--	(2,917)	(18,938)
Proceeds from sales of debt securities	837,963	1,455,444	312,138
Proceeds from maturities and calls of debt securities	41,953	30,350	75,019
Proceeds from maturities of restricted cash equivalent	--	4,323	22,681
Investment trades payable	--	--	238
Investment trades receivable	21	(247)	14
Change in policy loans	(313)	(178)	(67)
Capital expenditures	2	(524)	(10,031)

Net cash (used for) provided by investing activities	(31,048)	183,003	(64)

Cash flows from financing activities:
Change in cash overdraft	--	(20,447)	13,000
Deposits credited to variable annuity contracts	1,344,524	2,373,743	2,276,333
Deposits credited to fixed annuity contracts	--	23,874	141,235
Net transfers to separate accounts	27,271	(954,727)	(1,113,379)
Withdrawals from variable annuity contracts	(1,430,114)	(1,488,564)	(1,231,419)
Withdrawals from fixed annuity contracts	(149,485)	(156,817)	(148,890)

Net cash used for financing activities	(207,804)	(222,938)	(63,120)

Effect of foreign exchange rate changes on cash	--	258	(1,185)

Net (decrease) increase in cash and cash equivalents	(12,335)	194,769	17,544

Cash and cash equivalents:
Beginning of year	234,052	39,283	21,739
End of year	$ 221,717	$ 234,052	$ 39,283
Supplemental disclosure of cash flow information for non-cash transactions
Forgiveness of debt, net of income taxes	$ --	$ 1,534	$ --
Charitable donation of debt securities	$ 8,599	$ --	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR LLC. Prior to October 1, 2007, the Company was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series Funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company. During 2008, certain amounts payable to affiliates of approximately $1,534,000 incurred in connection with administering the group annuity contract business was forgiven. This was recorded in Stockholder's Equity.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $219,349,000 and $232,774,000 at December 31, 2009 and 2008, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meets its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges). Prior to 2008, the long term return assumption was 9.0% (before fund expenses and other charges), and the projected return was limited to no greater than 13.0% (before fund expenses and other charges) and no less than approximately 5% (before funds expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix from 2007 (73% equities, 12% bonds, 15% cash) to 2008 (63% equities, 14% bonds, 23% cash) as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.

During 2009 and 2008, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked future base lapse assumptions based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $8,958,000 and $15,867,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2009 and 2008, respectively. Depreciation expense on these capitalized software development costs were $6,908,000, $4,217,000 and $1,397,000 in 2009, 2008, and 2007 respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of this guidance effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income. As discussed in Note 1, the Company sold its interests in certain group annuity contracts issued in Canada during 2006.

Adoption of New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In February 2007, the FASB issued guidance which allows companies to make an election on an individual instruments basis to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. The accounting guidance was effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company has elected not to choose the fair value option for any of the Company's financial assets and liabilities as of January 1, 2008.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers,

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
Beginning balance	$ 21,996	$ 5,598
Unlocking of benefit ratio	(3,101)	15,443
Interest on reserve	1,288	1,438
Claims paid	(6,561)	(3,594)
Accrual of benefit ratio	2,354	3,111

Ending balance	$ 15,976	$ 21,996

The reinsurance recoverables associated with GMDB were $15,192,000 and $20,000,000 at December 31, 2009 and 2008, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and our long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 8.5% depending on calendar year.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2009	2008
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 5,437,315	$ 4,883,429
Net amount at risk	$ 338,006	$ 651,242
Average attained age of contractholders	62	61
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 331,179	$ 293,692
Net amount at risk	$ 108,163	$ 186,987
Average attained age of contractholders	67	66

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
	(in thousands)
Beginning Balance	$ 673	$ 442
Interest on reserve	60	23
Accrual of benefit ratio	1,112	208
Claims paid	--	--
Ending Balance	$ 1,845	$ 673

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the new reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $1,818,000 and $673,000 at December 31, 2009 and 2008, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  Returns were assumed to equal the long-term investment performance assumption of 7.5%.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are best estimate based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 5.25%.

The table below displays the account value and guaranteed withdrawal value at December 31, 2009 and 2008:

	Years Ended December 31,
	2009	2008
	(in thousands)
Account Value	$ 1,964,582	$ 1,206,888
GMWB Value	2,006,132	1,590,770
Average attained age of contractholders	67	66

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 18,920	$ 28,510	$ 36,223
Cash and cash equivalents	1,407	2,042	2,403
Other income	214	35	3
Total investment income	20,541	30,587	38,629
Less: Investment expenses	2,591	2,990	2,682
Net investment income	$ 17,950	$ 27,597	$ 35,947

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities:
Gross realized gains	$ 16,620	$ 22,049	$ 3,426
Gross realized losses	$ (6,435)	$ (13,513)	$ (2,513)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $224,000, $8,876,000 and $1,615,000 in 2009, 2008 and 2007, respectively. There were no debt securities that were non-income producing for 2009, 2008 and 2007, respectively. There was no interest foregone by non-income producing securities for 2009, 2008 and 2007, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 10,957	$ 6,342	$ 6,227
DAC	(351)	63	(205)
Foreign exchange	--	197	(46)
Deferred income tax expense	(3,715)	(2,359)	(2,002)
	$ 6,891	$ 4,243	$ 3,974

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (2,708)	$ 176,610	104
Greater than 12 months	--	--	--
	$ (2,708)	$ 176,610	104

Below investment grade debt securities:
0-12 months	$ (61)	$ 2,565	25
Greater than 12 months	--	--	--
	$ (61)	$ 2,565	25

Total	$ (2,769)	$ 179,175	129

Debt securities that have been in a continuous unrealized loss position as of December 31, 2008 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,790)	$ 112,402	194
Greater than 12 months	(982)	16,384	32
	$ (5,772)	$ 128,786	226

Below investment grade debt securities:
0-12 months	$ (2,142)	$ 14,235	113
Greater than 12 months	(816)	2,947	34
	$ (2,958)	$ 17,182	147

Total	$ (8,730)	$ 145,968	373

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2009 and 2008. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2009. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

comprised approximately 5% of the total portfolio as of December 31, 2009. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and estimated fair value of debt securities, by type of issuer were as follows:

	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 193,378	$ 526	$ (2,464)	$ --	$ 191,440
Corporate debt securities	306,625	12,493	(262)	--	318,856
Foreign government securities	2,492	--	(24)	--	2,468
Mortgage and asset backed securities	23,361	707	(19)	--	24,049

	$ 525,856	$ 13,726	$ (2,769)	$ --	$ 536,813
	December 31, 2008
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 306,655	$ 14,587	$ (21)	$ --	$ 321,221
Corporate debt securities	169,548	469	(7,524)	--	162,493
Mortgage and asset backed securities	19,409	16	(1,185)	--	18,240

	$ 495,612	$ 15,072	$ (8,730)	$ --	$ 501,954

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

During 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and estimated fair value of debt securities at December 31, 2009, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 24,941	$ 25,420
Due after 1 year through 5 years	379,607	388,914
Due after 5 years through 10 years	95,667	96,102
Due after 10 years	2,280	2,328
Mortgage and asset backed securities	23,361	24,049
	$ 525,856	$ 536,813

At December 31, 2009 and 2008, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2009, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,681,000 and $2,677,000, respectively. At December 31, 2008, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,664,000 and $2,752,000 respectively.

During 2009, the Company donated certain appreciated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the Consolidated Statements of Income and Comprehensive Income.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose values are based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value as of December 31, 2009:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 191,440	$ --	$ 191,440
Corporate debt securities	--	318,856	--	318,856
Foreign government securities	--	2,468	--	2,468
Mortgage and asset backed securities	--	24,025	24	24,049
Total available-for-sale debt securities	$ --	$ 536,789	$ 24	$ 536,813
Separate account assets	15,126,626	--	--	15,126,626
Total	$ 15,126,626	$ 536,789	$ 24	$ 15,663,439

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2008:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2008
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 321,221	$ --	$ 321,221
Corporate debt securities	--	162,493	--	162,493
Mortgage and asset backed securities	--	17,260	980	18,240
Total available-for-sale debt securities	$ --	$ 500,974	$ 980	$ 501,954
Separate account assets	12,277,307	--	--	12,277,307
Total	$ 12,277,307	$ 500,974	$ 980	$ 12,779,261

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2009 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2009	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 980	$ 127	$ 98	$ (1,129)	$ (52)	$ 24	$ --

Changes in Level 3 assets measured at fair value on a recurring basis during 2008 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2008	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2008	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2008
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ --	$ --	$ (98)	$ --	$ 1,078	$ 980	$ --

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2009		2008
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$ 561	$ 561	$ 248	$ 248
Reinsurance deposit and receivables	1,720,821	1,776,140	1,830,999	1,859,263

	$ 1,721,382	$ 1,776,701	$ 1,831,247	$ 1,859,511

Financial Liabilities:
Future contract and policy benefits	$ 1,029,282	$ 1,029,282	$ 1,056,599	$ 1,056,599
Contractholder deposit funds	813,401	868,748	894,380	922,699

	$ 1,842,683	$ 1,898,030	$ 1,950,979	$ 1,979,298

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for certain of the Company's contractholder deposit fund liabilities including the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Current:
Federal	$ 21,782	$ 2,017	$ 18,276
State	(508)	(102)	601
	21,274	1,915	18,877
Deferred:
Federal	(13,924)	1,071	(10,437)
State	(196)	88	64
	(14,120)	1,159	(10,373)
Provision for income taxes	$ 7,154	$ 3,074	$ 8,504

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2009	2008
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 16,231	$ 16,807
Contractholder reserves	31,591	17,710
Deferred revenue	9,441	9,229
Unrealized losses/(gains) on available-for-sale securities	(3,857)	(2,219)
Capitalized software	--	(144)
Deferred compensation and retirement benefit plans	2,259	564
Alternative minimum tax credit	--	752
Other, net	(65)	196

Net deferred tax asset	$ 55,600	$ 42,895

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 10,905	$ 7,550	$ 19,174
Dividends received deduction	(4,137)	(4,514)	(11,511)
Other, net	386	38	841

	$ 7,154	$ 3,074	$ 8,504

FILI paid federal and state income taxes of $0, $8,000,000 and $27,285,000 in 2009, 2008 and 2007, respectively.

In 2007, FASB clarified the accounting for uncertainty in income taxes recognized in the Company's financial statements the guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is no longer subject to U.S. federal or state tax examinations for years before 2006. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. In addition, the Company did not record a cumulative effect adjustment related to the adoption of this guidance.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $5,425,000, $4,514,000, and $11,511,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2009, 2008 and 2007, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2009	2008	2007
(in thousands)
FILI
Statutory net income	$ 13,303	$ (8,005)	$ 47,435
Statutory surplus	$ 669,319	$ 648,121	$ 645,223
EFILI
Statutory net income	$ 1,857	$ 265	$ 2,787
Statutory surplus	$ 54,461	$ 52,056	$ 51,161

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of approximately 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $17,926,000, $24,558,000 and $30,910,000 in 2009, 2008 and 2007, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $23,777,000, $6,065,000 and $6,078,000 in 2009, 2008 and 2007, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,078,000, $948,000, and $1,068,000 in 2009, 2008 and 2007, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $26,609,000, $32,202,000 and $36,175,000 in 2009, 2008 and 2007, respectively, for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan. Pension costs of $0, $0 and $230,000 were charged to the Company in 2009, 2008 and 2007, respectively.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,556,000, $3,403,000 and $2,892,000 in 2009, 2008 and 2007, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,945,000, $4,706,000 and $5,650,000 in 2009, 2008 and 2007, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures February 27, 2010 but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee of 0.12% per year based on the unused amounts of the line of credit. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a 0.88% spread. Effective February 28, 2009 through April 22, 2009, the facility fee was 0.10% per year and the annual interest on advances was LIBOR plus a 0.75% spread. There were no amounts advanced by FILI under the line of credit agreement. During 2009, the Company earned $199,000 in facility fees from FMR LLC. Effective February 27, 2010, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Commissions, gross	$ 17,926	$ 24,558	$ 30,910
Compensation and benefits	29,899	35,465	29,883
Capitalization of deferred policy acquisition costs	(5,697)	(9,182)	(13,369)
Amortization of deferred policy acquisition costs	1,883	11,407	10,791
Rent expenses	2,068	3,264	3,302
Taxes, licenses and fees	3,553	2,987	3,040
General insurance expenses	29,423	46,837	48,456

	$ 79,055	$ 115,336	$ 113,013

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2009, 2008 and 2007, the Company (decreased) increased amortization by ($3,823,000), $4,007,000 and $4,397,000, respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2009). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2009	2008
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 1,045,021	$ 1,138,771
Principal Life Insurance Company	608,514	622,090

Reinsurance deposits	$ 1,653,535	$ 1,760,861

Contractholder deposit funds and future benefits	$ 1,677,183	$ 1,787,233

Interest on reinsurance deposit	$ 47,414	$ 53,224
Contract and policy benefits and expenses	$ 39,967	$ 43,369

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Direct life premiums	$ 15,668	$ 15,915	$ 15,400
Reinsurance ceded	(10,672)	(8,872)	(4,068)
Net life premiums	$ 4,996	$ 7,043	$ 11,332

Direct contract and policy benefits	$ 273,926	$ 278,297	$ 261,218
Reinsurance ceded	(211,555)	(215,335)	(209,366)
Net contract and policy benefits	$ 62,371	$ 62,962	$ 51,852

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2009

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 689,658	$ 920,271	$ 154,310	$ 150,023	$ 466,104	$ 110,894	$ 366,931	$ 62,467
Receivable from FILI	1	0	0	0	1	0	0	0
Total assets	689,659	920,271	154,310	150,023	466,105	110,894	366,931	62,467
Liabilities:
Payable to FILI	0	9	1	0	0	0	5	0
Total net assets	$ 689,659	$ 920,262	$ 154,309	$ 150,023	$ 466,105	$ 110,894	$ 366,926	$ 62,467
Net Assets:
Fidelity Retirement Reserves	$ 640,524	$ 0	$ 116,748	$ 0	$ 402,407	$ 0	$ 332,287	$ 0
Fidelity Income Advantage	49,135	0	37,561	0	63,698	0	34,639	0
Fidelity Personal Retirement	0	918,170	0	150,023	0	110,894	0	62,467
Fidelity Freedom Lifetime Income	0	1,021	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	1,071	0	0	0	0	0	0
Total net assets	$ 689,659	$ 920,262	$ 154,309	$ 150,023	$ 466,105	$ 110,894	$ 366,926	$ 62,467
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	29,306	0	3,422	0	7,898	0	6,521	0
Unit Value	$ 21.86	$ 0.00	$ 34.12	$ 0.00	$ 50.95	$ 0.00	$ 50.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	2,297	0	1,125	0	1,277	0	695	0
Unit Value	$ 21.39	$ 0.00	$ 33.39	$ 0.00	$ 49.87	$ 0.00	$ 49.88	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	81,616	0	11,859	0	11,764	0	6,581
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 14.76	$ 0.00	$ 15.21	$ 0.00	$ 14.40
Lowest Unit Value	$ 0.00	$ 10.05	$ 0.00	$ 12.33	$ 0.00	$ 9.21	$ 0.00	$ 9.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	90	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.28	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	97	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.27	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.95	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	8	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.23	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.94	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 98,171	$ 61,131	$ 105,536	$ 412,180	$ 383,364	$ 302,258	$ 61,481
Receivable from FILI	0	0	0	0	0	0	0
Total assets	98,171	61,131	105,536	412,180	383,364	302,258	61,481
Liabilities:
Payable to FILI	1	2	0	13	1	3	0
Total net assets	$ 98,170	$ 61,129	$ 105,536	$ 412,167	$ 383,363	$ 302,255	$ 61,481
Net Assets:
Fidelity Retirement Reserves	$ 90,763	$ 53,125	$ 0	$ 326,908	$ 0	$ 249,398	$ 0
Fidelity Income Advantage	7,407	8,004	0	85,259	0	52,857	0
Fidelity Personal Retirement	0	0	105,536	0	383,363	0	61,481
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 98,170	$ 61,129	$ 105,536	$ 412,167	$ 383,363	$ 302,255	$ 61,481
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,721	4,237	0	9,784	0	6,977	0
Unit Value	$ 33.36	$ 12.54	$ 0.00	$ 33.41	$ 0.00	$ 35.75	$ 0.00
Fidelity Income Advantage:
Units Outstanding	227	646	0	2,607	0	1,511	0
Unit Value	$ 32.65	$ 12.40	$ 0.00	$ 32.71	$ 0.00	$ 34.99	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	9,648	0	31,688	0	5,226
Highest Value	$ 0.00	$ 0.00	$ 14.65	$ 0.00	$ 12.12	$ 0.00	$ 13.87
Lowest Value	$ 0.00	$ 0.00	$ 10.76	$ 0.00	$ 12.01	$ 0.00	$ 11.49
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 607,531	$ 94,476	$ 23,388	$ 935,477	$ 395,725	$ 138,479	$ 1,100,839
Receivable from FILI	0	0	0	0	0	0	0
Total assets	607,531	94,476	23,388	935,477	395,725	138,479	1,100,839
Liabilities:
Payable to FILI	0	7	0	3	0	3	1
Total net assets	$ 607,531	$ 94,469	$ 23,388	$ 935,474	$ 395,725	$ 138,476	$ 1,100,838
Net Assets:
Fidelity Retirement Reserves	$ 347,769	$ 76,827	$ 0	$ 837,921	$ 0	$ 99,884	$ 0
Fidelity Income Advantage	51,753	17,642	0	97,553	0	38,592	0
Fidelity Personal Retirement	208,009	0	23,388	0	395,725	0	183,955
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	916,883
Total net assets	$ 607,531	$ 94,469	$ 23,388	$ 935,474	$ 395,725	$ 138,476	$ 1,100,838
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	11,105	3,445	0	21,131	0	5,929	0
Unit Value	$ 31.32	$ 22.30	$ 0.00	$ 39.65	$ 0.00	$ 16.85	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,688	809	0	2,514	0	2,341	0
Unit Value	$ 30.65	$ 21.83	$ 0.00	$ 38.81	$ 0.00	$ 16.49	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	20,642	0	2,068	0	35,731	0	15,735
Highest Value	$ 14.30	$ 0.00	$ 14.57	$ 0.00	$ 15.55	$ 0.00	$ 15.80
Lowest Value	$ 9.81	$ 0.00	$ 10.94	$ 0.00	$ 10.79	$ 0.00	$ 11.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	65,536
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.64
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	30,580
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.62
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 15,613	$ 16,512	$ 115,125	$ 21,719	$ 54,815	$ 25,849	$ 387,988	$ 199,392
Receivable from FILI	0	0	2	0	1	0	0	0
Total assets	15,613	16,512	115,127	21,719	54,816	25,849	387,988	199,392
Liabilities:
Payable to FILI	0	0	0	0	0	0	2	0
Total net assets	$ 15,613	$ 16,512	$ 115,127	$ 21,719	$ 54,816	$ 25,849	$ 387,986	$ 199,392
Net Assets:
Fidelity Retirement Reserves	$ 13,670	$ 0	$ 92,282	$ 0	$ 46,696	$ 0	$ 327,805	$ 0
Fidelity Income Advantage	1,943	0	22,845	0	8,120	0	60,181	0
Fidelity Personal Retirement	0	16,512	0	21,719	0	25,849	0	199,392
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 15,613	$ 16,512	$ 115,127	$ 21,719	$ 54,816	$ 25,849	$ 387,986	$ 199,392
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,083	0	5,826	0	4,372	0	15,903	0
Unit Value	$ 12.62	$ 0.00	$ 15.84	$ 0.00	$ 10.68	$ 0.00	$ 20.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	156	0	1,473	0	777	0	2,977	0
Unit Value	$ 12.46	$ 0.00	$ 15.50	$ 0.00	$ 10.45	$ 0.00	$ 20.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,527	0	2,179	0	2,814	0	16,772
Highest Value	$ 0.00	$ 15.90	$ 0.00	$ 14.32	$ 0.00	$ 16.52	$ 0.00	$ 16.25
Lowest Value	$ 0.00	$ 10.51	$ 0.00	$ 9.73	$ 0.00	$ 8.92	$ 0.00	$ 11.63
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 49,665	$ 36,723	$ 22,008	$ 14,786	$ 81,161	$ 59,218	$ 139,825	$ 83,423
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	49,665	36,723	22,008	14,786	81,161	59,218	139,825	83,423
Liabilities:
Payable to FILI	0	0	0	0	1	0	0	0
Total net assets	$ 49,665	$ 36,723	$ 22,008	$ 14,786	$ 81,160	$ 59,218	$ 139,825	$ 83,423
Net Assets:
Fidelity Retirement Reserves	$ 40,427	$ 0	$ 19,393	$ 0	$ 72,429	$ 0	$ 123,399	$ 0
Fidelity Income Advantage	9,238	0	2,615	0	8,731	0	16,426	0
Fidelity Personal Retirement	0	36,723	0	14,786	0	59,218	0	83,423
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 49,665	$ 36,723	$ 22,008	$ 14,786	$ 81,160	$ 59,218	$ 139,825	$ 83,423
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,361	0	1,669	0	6,144	0	5,805	0
Unit Value	$ 12.03	$ 0.00	$ 11.62	$ 0.00	$ 11.79	$ 0.00	$ 21.26	$ 0.00
Fidelity Income Advantage:
Units Outstanding	778	0	229	0	753	0	786	0
Unit Value	$ 11.88	$ 0.00	$ 11.42	$ 0.00	$ 11.59	$ 0.00	$ 20.90	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	3,719	0	1,265	0	4,367	0	6,606
Highest Value	$ 0.00	$ 20.05	$ 0.00	$ 11.90	$ 0.00	$ 22.85	$ 0.00	$ 16.56
Lowest Value	$ 0.00	$ 9.58	$ 0.00	$ 11.67	$ 0.00	$ 12.80	$ 0.00	$ 12.43
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 33,678	$ 22,319	$ 17,938	$ 15,278	$ 29,836	$ 23,350	$ 3,553	$ 3,868
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	33,678	22,319	17,938	15,278	29,836	23,350	3,553	3,868
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 33,678	$ 22,319	$ 17,938	$ 15,278	$ 29,836	$ 23,350	$ 3,553	$ 3,868
Net Assets:
Fidelity Retirement Reserves	$ 30,068	$ 0	$ 16,840	$ 0	$ 25,852	$ 0	$ 3,237	$ 0
Fidelity Income Advantage	3,610	0	1,098	0	3,984	0	316	0
Fidelity Personal Retirement	0	22,319	0	15,278	0	23,350	0	3,868
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 33,678	$ 22,319	$ 17,938	$ 15,278	$ 29,836	$ 23,350	$ 3,553	$ 3,868
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,437	0	2,069	0	1,517	0	318	0
Unit Value	$ 12.34	$ 0.00	$ 8.14	$ 0.00	$ 17.04	$ 0.00	$ 10.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	298	0	137	0	238	0	32	0
Unit Value	$ 12.13	$ 0.00	$ 8.00	$ 0.00	$ 16.76	$ 0.00	$ 10.02	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	2,027	0	2,202	0	1,929	0	398
Highest Value	$ 0.00	$ 15.11	$ 0.00	$ 16.95	$ 0.00	$ 16.56	$ 0.00	$ 16.95
Lowest Value	$ 0.00	$ 10.77	$ 0.00	$ 6.75	$ 0.00	$ 11.93	$ 0.00	$ 9.37
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 37,674	$ 31,467	$ 150,729	$ 438,663	$ 4,497	$ 4,413	$ 15,272	$ 25,061
Receivable from FILI	0	0	0	0	0	0	4	0
Total assets	37,674	31,467	150,729	438,663	4,497	4,413	15,276	25,061
Liabilities:
Payable to FILI	1	0	0	0	1	0	0	1
Total net assets	$ 37,673	$ 31,467	$ 150,729	$ 438,663	$ 4,496	$ 4,413	$ 15,276	$ 25,060
Net Assets:
Fidelity Retirement Reserves	$ 33,863	$ 0	$ 126,744	$ 0	$ 3,840	$ 0	$ 13,309	$ 0
Fidelity Income Advantage	3,810	0	23,985	0	656	0	1,967	0
Fidelity Personal Retirement	0	31,467	0	438,663	0	4,413	0	25,060
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 37,673	$ 31,467	$ 150,729	$ 438,663	$ 4,496	$ 4,413	$ 15,276	$ 25,060
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,247	0	8,838	0	400	0	1,303	0
Unit Value	$ 15.07	$ 0.00	$ 14.34	$ 0.00	$ 9.61	$ 0.00	$ 10.21	$ 0.00
Fidelity Income Advantage:
Units Outstanding	256	0	1,692	0	69	0	194	0
Unit Value	$ 14.88	$ 0.00	$ 14.18	$ 0.00	$ 9.52	$ 0.00	$ 10.12	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	3,094	0	32,809	0	464	0	2,447
Highest Value	$ 0.00	$ 20.48	$ 0.00	$ 13.73	$ 0.00	$ 16.34	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 9.60	$ 0.00	$ 13.27	$ 0.00	$ 9.27	$ 0.00	$ 9.83
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 12,004	$ 17,503	$ 16,020	$ 29,562	$ 5,017	$ 6,440	$ 10,795	$ 23,498
Receivable from FILI	1	0	0	0	0	0	0	0
Total assets	12,005	17,503	16,020	29,562	5,017	6,440	10,795	23,498
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 12,005	$ 17,503	$ 16,020	$ 29,562	$ 5,017	$ 6,440	$ 10,795	$ 23,498
Net Assets:
Fidelity Retirement Reserves	$ 9,714	$ 0	$ 13,426	$ 0	$ 4,237	$ 0	$ 10,795	$ 0
Fidelity Income Advantage	2,291	0	2,594	0	780	0	0	0
Fidelity Personal Retirement	0	17,503	0	29,562	0	6,440	0	23,498
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 12,005	$ 17,503	$ 16,020	$ 29,562	$ 5,017	$ 6,440	$ 10,795	$ 23,498
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,085	0	1,456	0	416	0	932	0
Unit Value	$ 8.95	$ 0.00	$ 9.22	$ 0.00	$ 10.19	$ 0.00	$ 11.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	258	0	284	0	77	0	0	0
Unit Value	$ 8.87	$ 0.00	$ 9.14	$ 0.00	$ 10.09	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,975	0	3,149	0	603	0	1,999
Highest Value	$ 0.00	$ 15.12	$ 0.00	$ 17.53	$ 0.00	$ 16.36	$ 0.00	$ 12.00
Lowest Value	$ 0.00	$ 8.76	$ 0.00	$ 9.05	$ 0.00	$ 10.10	$ 0.00	$ 11.69
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 6,295	$ 8,217	$ 16,644	$ 43,489	$ 29,000	$ 54,736
Receivable from FILI	0	0	0	0	0	0
Total assets	6,295	8,217	16,644	43,489	29,000	54,736
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 6,295	$ 8,217	$ 16,644	$ 43,489	$ 29,000	$ 54,736
Net Assets:
Fidelity Retirement Reserves	$ 6,295	$ 0	$ 16,644	$ 0	$ 29,000	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,217	0	43,489	0	54,736
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 6,295	$ 8,217	$ 16,644	$ 43,489	$ 29,000	$ 54,736
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	556	0	1,471	0	2,537	0
Unit Value	$ 11.33	$ 0.00	$ 11.31	$ 0.00	$ 11.43	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	711	0	3,802	0	4,771
Highest Value	$ 0.00	$ 13.36	$ 0.00	$ 13.58	$ 0.00	$ 13.77
Lowest Value	$ 0.00	$ 11.27	$ 0.00	$ 11.25	$ 0.00	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 23,309	$ 71,713	$ 11,474	$ 30,891	$ 12,275	$ 31,837
Receivable from FILI	0	0	0	0	0	0
Total assets	23,309	71,713	11,474	30,891	12,275	31,837
Liabilities:
Payable to FILI	0	0	0	1	0	0
Total net assets	$ 23,309	$ 71,713	$ 11,474	$ 30,890	$ 12,275	$ 31,837
Net Assets:
Fidelity Retirement Reserves	$ 23,309	$ 0	$ 11,474	$ 0	$ 12,275	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	71,713	0	30,890	0	31,837
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 23,309	$ 71,713	$ 11,474	$ 30,890	$ 12,275	$ 31,837
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,090	0	1,031	0	1,132	0
Unit Value	$ 11.15	$ 0.00	$ 11.13	$ 0.00	$ 10.84	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	6,396	0	2,732	0	2,920
Highest Value	$ 0.00	$ 14.39	$ 0.00	$ 14.61	$ 0.00	$ 14.96
Lowest Value	$ 0.00	$ 10.97	$ 0.00	$ 10.91	$ 0.00	$ 10.58
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 6,530	$ 13,617	$ 6,628	$ 12,349	$ 23,848	$ 237,503	$ 459,817
Receivable from FILI	0	0	0	0	0	0	0
Total assets	6,530	13,617	6,628	12,349	23,848	237,503	459,817
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 6,530	$ 13,617	$ 6,628	$ 12,349	$ 23,848	$ 237,503	$ 459,817
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 10,452	$ 0	$ 49,928	$ 84,430
Fidelity Income Advantage	0	0	0	1,897	0	11,274	54,006
Fidelity Personal Retirement	0	0	0	0	23,848	175,506	318,341
Fidelity Freedom Lifetime Income	6,530	13,617	6,628	0	0	795	3,040
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 6,530	$ 13,617	$ 6,628	$ 12,349	$ 23,848	$ 237,503	$ 459,817
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,339	0	4,576	8,313
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 7.80	$ 0.00	$ 10.91	$ 10.16
Fidelity Income Advantage:
Units Outstanding	0	0	0	245	0	1,041	5,357
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 7.75	$ 0.00	$ 10.83	$ 10.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	2,832	15,633	29,620
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 14.72	$ 11.55	$ 12.96
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 7.93	$ 11.13	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	583	1,221	618	0	0	79	325
Unit Value	$ 11.21	$ 11.15	$ 10.73	$ 0.00	$ 0.00	$ 10.04	$ 9.34
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,015,987	$ 393,733	$ 159,438	$ 8,004	$ 9,534	$ 32,313	$ 35,394
Receivable from FILI	1	0	0	8	0	0	0
Total assets	1,015,988	393,733	159,438	8,012	9,534	32,313	35,394
Liabilities:
Payable to FILI	0	5	0	0	0	1	0
Total net assets	$ 1,015,988	$ 393,728	$ 159,438	$ 8,012	$ 9,534	$ 32,312	$ 35,394
Net Assets:
Fidelity Retirement Reserves	$ 23,392	$ 50,246	$ 39,320	$ 6,803	$ 0	$ 27,995	$ 0
Fidelity Income Advantage	17,636	36,843	14,000	1,209	0	4,317	0
Fidelity Personal Retirement	78,887	306,092	105,279	0	9,534	0	35,394
Fidelity Freedom Lifetime Income	1,248	547	839	0	0	0	0
Fidelity Growth and Guaranteed Income	894,825	0	0	0	0	0	0
Total net assets	$ 1,015,988	$ 393,728	$ 159,438	$ 8,012	$ 9,534	$ 32,312	$ 35,394
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,570	5,307	4,378	657	0	2,647	0
Unit Value	$ 9.10	$ 9.47	$ 8.98	$ 10.36	$ 0.00	$ 10.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,944	3,920	1,571	117	0	410	0
Unit Value	$ 9.07	$ 9.40	$ 8.91	$ 10.30	$ 0.00	$ 10.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	7,582	30,307	11,032	0	895	0	3,165
Highest Value	$ 13.52	$ 13.87	$ 14.63	$ 0.00	$ 13.14	$ 0.00	$ 21.72
Lowest Value	$ 9.19	$ 9.66	$ 9.16	$ 0.00	$ 10.49	$ 0.00	$ 10.71
Fidelity Freedom Lifetime Income:
Units Outstanding	137	63	101	0	0	0	0
Unit Value	$ 9.13	$ 8.73	$ 8.31	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	55,299	0	0	0	0	0	0
Highest Value	$ 13.38	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	34,677	0	0	0	0	0	0
Highest Value	$ 13.36	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.88	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 3,342	$ 3,418	$ 29,412	$ 36,688	$ 197,690	$ 77,861
Receivable from FILI	0	0	0	0	0	0
Total assets	3,342	3,418	29,412	36,688	197,690	77,861
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 3,342	$ 3,418	$ 29,412	$ 36,688	$ 197,690	$ 77,861
Net Assets:
Fidelity Retirement Reserves	$ 2,827	$ 0	$ 26,508	$ 0	$ 121,526	$ 31,257
Fidelity Income Advantage	515	0	2,904	0	13,617	4,923
Fidelity Personal Retirement	0	3,418	0	36,688	62,547	41,681
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,342	$ 3,418	$ 29,412	$ 36,688	$ 197,690	$ 77,861
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	373	0	3,431	0	4,950	1,282
Unit Value	$ 7.57	$ 0.00	$ 7.73	$ 0	$ 24.55	$ 24.37
Fidelity Income Advantage:
Units Outstanding	68	0	377	0	567	206
Unit Value	$ 7.53	$ 0.00	$ 7.70	$ 0	$ 24.03	$ 23.86
Fidelity Personal Retirement:
Units Outstanding	0	430	0	4,014	5,240	3,190
Highest Value	$ 0.00	$ 18.60	$ 0	$ 20.79	$ 19.91	$ 14.42
Lowest Value	$ 0.00	$ 7.66	$ 0	$ 7.79	$ 11.49	$ 12.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III
Assets:
Investments at market value	$ 25,073	$ 55,782	$ 25,873	$ 21,085	$ 13,407	$ 21,956
Receivable from FILI	0	0	0	3	0	0
Total assets	25,073	55,782	25,873	21,088	13,407	21,956
Liabilities:
Payable to FILI	0	0	0	0	0	1
Total net assets	$ 25,073	$ 55,782	$ 25,873	$ 21,088	$ 13,407	$ 21,955
Net Assets:
Fidelity Retirement Reserves	$ 14,770	$ 24,344	$ 22,376	$ 18,142	$ 11,479	$ 15,563
Fidelity Income Advantage	3,240	5,378	3,497	2,946	1,928	2,219
Fidelity Personal Retirement	7,063	26,060	0	0	0	4,173
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 25,073	$ 55,782	$ 25,873	$ 21,088	$ 13,407	$ 21,955
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,121	1,941	1,392	925	1,220	1,541
Unit Value	$ 13.17	$ 12.55	$ 16.07	$ 19.62	$ 9.41	$ 10.10
Fidelity Income Advantage:
Units Outstanding	251	438	222	153	209	220
Unit Value	$ 12.89	$ 12.28	$ 15.73	$ 19.20	$ 9.21	$ 10.10
Fidelity Personal Retirement:
Units Outstanding	841	2,750	0	0	0	413
Highest Value	$ 13.11	$ 15.59	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Lowest Value	$ 8.17	$ 9.15	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 146,837	$ 134,905	$ 69,878	$ 153,342
Receivable from FILI	3	1	0	1
Total assets	146,840	134,906	69,878	153,343
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$ 146,840	$ 134,906	$ 69,878	$ 153,343
Net Assets:
Fidelity Retirement Reserves	$ 65,679	$ 17,250	$ 11,451	$ 21,015
Fidelity Income Advantage	4,478	820	1,065	1,417
Fidelity Personal Retirement	76,683	116,836	57,362	130,911
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 146,840	$ 134,906	$ 69,878	$ 153,343
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,228	1,701	1,114	2,077
Unit Value	$ 12.56	$ 10.14	$ 10.28	$ 10.12
Fidelity Income Advantage:
Units Outstanding	359	81	104	140
Unit Value	$ 12.47	$ 10.14	$ 10.27	$ 10.11
Fidelity Personal Retirement:
Units Outstanding	5,767	11,504	5,572	12,920
Highest Value	$ 20.22	$ 10.15	$ 10.29	$ 10.13
Lowest Value	$ 12.82	$ 10.15	$ 10.29	$ 10.13
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 7,852	$ 9,644	$ 11,164	$ 10,606	$ 9,344	$ 2,120
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7,005	0	795	0	2,702	0
Administrative and other charges	467	0	53	0	180	0
Total expenses	7,472	0	848	0	2,882	0
Fidelity Income Advantage:
Mortality and expense risk charges	516	0	236	0	425	0
Administrative and other charges	172	0	79	0	141	0
Total expenses	688	0	315	0	566	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2,613	0	227	0	189
Administrative and other charges	0	654	0	57	0	47
Total expenses	0	3,267	0	284	0	236
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	4	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	5	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	174	0	0	0	0
Administrative and other charges	0	47	0	0	0	0
Total expenses	0	221	0	0	0	0
Total expenses	8,160	3,493	1,163	284	3,448	236
Net investment income (loss)	(308)	6,151	10,001	10,322	5,896	1,884
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	4,940	5,757	(39,095)	(9,081)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	4,940	5,757	(39,095)	(9,081)
Unrealized appreciation (depreciation)	0	0	32,492	22,462	139,198	31,343
Net increase (decrease) in net assets from operations	$ (308)	$ 6,151	$ 47,433	$ 38,541	$ 105,999	$ 24,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,448	$ 188	$ 1,866	$ 1,169	$ 1,930	$ 34,256	$ 25,646
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,270	0	624	355	0	2,313	0
Administrative and other charges	151	0	42	24	0	154	0
Total expenses	2,421	0	666	379	0	2,467	0
Fidelity Income Advantage:
Mortality and expense risk charges	239	0	51	53	0	649	0
Administrative and other charges	80	0	17	17	0	216	0
Total expenses	319	0	68	70	0	865	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	119	0	0	178	0	623
Administrative and other charges	0	30	0	0	45	0	155
Total expenses	0	149	0	0	223	0	778
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,740	149	734	449	223	3,332	778
Net investment income (loss)	(1,292)	39	1,132	720	1,707	30,924	24,868
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(43,073)	(8,054)	(11,186)	(4,735)	(4,691)	1,303	3,082
Realized gain distributions	286	50	289	176	294	1,556	1,290
Net realized gain (loss) on investments	(42,787)	(8,004)	(10,897)	(4,559)	(4,397)	2,859	4,372
Unrealized appreciation (depreciation)	125,109	21,856	29,905	15,912	23,064	19,667	11,885
Net increase (decrease) in net assets from operations	$ 81,030	$ 13,891	$ 20,140	$ 12,073	$ 20,374	$ 53,450	$ 41,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 6,505	$ 1,265	$ 13,606	$ 1,313	$ 294	$ 11,321	$ 4,459
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,714	0	2,347	517	0	5,485	0
Administrative and other charges	114	0	156	34	0	366	0
Total expenses	1,828	0	2,503	551	0	5,851	0
Fidelity Income Advantage:
Mortality and expense risk charges	362	0	354	120	0	636	0
Administrative and other charges	121	0	118	40	0	212	0
Total expenses	483	0	472	160	0	848	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	99	359	0	39	0	642
Administrative and other charges	0	25	90	0	9	0	161
Total expenses	0	124	449	0	48	0	803
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,311	124	3,424	711	48	6,699	803
Net investment income (loss)	4,194	1,141	10,182	602	246	4,622	3,656
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10,988)	(2,789)	(4,957)	(5,154)	(767)	(37,211)	(5,275)
Realized gain distributions	455	92	11,922	170	41	225	95
Net realized gain (loss) on investments	(10,533)	(2,697)	6,965	(4,984)	(726)	(36,986)	(5,180)
Unrealized appreciation (depreciation)	74,461	13,109	109,081	27,852	5,844	276,599	99,489
Net increase (decrease) in net assets from operations	$ 68,122	$ 11,553	$ 126,228	$ 23,470	$ 5,364	$ 244,235	$ 97,965

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,285	$ 17,323	$ 35	$ 25	$ 1,124	$ 194
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	647	0	93	0	631	0
Administrative and other charges	43	0	6	0	42	0
Total expenses	690	0	99	0	673	0
Fidelity Income Advantage:
Mortality and expense risk charges	254	0	13	0	159	0
Administrative and other charges	84	0	4	0	53	0
Total expenses	338	0	17	0	212	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	296	0	27	0	37
Administrative and other charges	0	74	0	7	0	9
Total expenses	0	370	0	34	0	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	6,970	0	0	0	0
Administrative and other charges	0	1,941	0	0	0	0
Total expenses	0	8,911	0	0	0	0
Total expenses	1,028	9,281	116	34	885	46
Net investment income (loss)	1,257	8,042	(81)	(9)	239	148
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,584)	3,330	(2,211)	(1,470)	(11,522)	(1,750)
Realized gain distributions	372	2,705	0	0	0	0
Net realized gain (loss) on investments	(3,212)	6,035	(2,211)	(1,470)	(11,522)	(1,750)
Unrealized appreciation (depreciation)	39,717	284,950	6,373	5,647	35,465	5,638
Net increase (decrease) in net assets from operations	$ 37,762	$ 299,027	$ 4,081	$ 4,168	$ 24,182	$ 4,036

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 221	$ 92	$ 2,327	$ 1,020	$ 240	$ 148
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	280	0	2,153	0	243	0
Administrative and other charges	19	0	143	0	16	0
Total expenses	299	0	2,296	0	259	0
Fidelity Income Advantage:
Mortality and expense risk charges	49	0	399	0	54	0
Administrative and other charges	16	0	133	0	18	0
Total expenses	65	0	532	0	72	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	33	0	319	0	52
Administrative and other charges	0	8	0	80	0	12
Total expenses	0	41	0	399	0	64
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	364	41	2,828	399	331	64
Net investment income (loss)	(143)	51	(501)	621	(91)	84
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,525)	283	(8,931)	(2,761)	(5,063)	(861)
Realized gain distributions	0	0	1,734	886	0	0
Net realized gain (loss) on investments	(1,525)	283	(7,197)	(1,875)	(5,063)	(861)
Unrealized appreciation (depreciation)	18,077	5,978	118,657	53,845	22,494	11,928
Net increase (decrease) in net assets from operations	$ 16,409	$ 6,312	$ 110,959	$ 52,591	$ 17,340	$ 11,151

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 697	$ 455	$ 88	$ 44	$ 565	$ 276
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	149	0	334	0	851	0
Administrative and other charges	10	0	22	0	57	0
Total expenses	159	0	356	0	908	0
Fidelity Income Advantage:
Mortality and expense risk charges	23	0	42	0	108	0
Administrative and other charges	7	0	14	0	36	0
Total expenses	30	0	56	0	144	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	28	0	62	0	134
Administrative and other charges	0	7	0	15	0	33
Total expenses	0	35	0	77	0	167
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	189	35	412	77	1,052	167
Net investment income (loss)	508	420	(324)	(33)	(487)	109
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,243)	(2,874)	2,754	1,781	(3,515)	1,115
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(5,243)	(2,874)	2,754	1,781	(3,515)	1,115
Unrealized appreciation (depreciation)	7,078	3,970	29,885	17,000	51,738	23,324
Net increase (decrease) in net assets from operations	$ 2,343	$ 1,516	$ 32,315	$ 18,748	$ 47,736	$ 24,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 101	$ 49	$ 247	$ 188	$ 270	$ 194
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	218	0	129	0	157	0
Administrative and other charges	15	0	9	0	11	0
Total expenses	233	0	138	0	168	0
Fidelity Income Advantage:
Mortality and expense risk charges	28	0	10	0	25	0
Administrative and other charges	10	0	3	0	9	0
Total expenses	38	0	13	0	34	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	41	0	27	0	37
Administrative and other charges	0	11	0	7	0	10
Total expenses	0	52	0	34	0	47
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	271	52	151	34	202	47
Net investment income (loss)	(170)	(3)	96	154	68	147
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,346)	(1,294)	1,012	905	(1,274)	5
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(2,346)	(1,294)	1,012	905	(1,274)	5
Unrealized appreciation (depreciation)	11,205	6,713	3,893	2,461	9,260	6,362
Net increase (decrease) in net assets from operations	$ 8,689	$ 5,416	$ 5,001	$ 3,520	$ 8,054	$ 6,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 17	$ 18	$ 817	$ 646	$ 5,708	$ 16,377
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	191	0	719	0
Administrative and other charges	1	0	13	0	48	0
Total expenses	22	0	204	0	767	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	23	0	153	0
Administrative and other charges	1	0	8	0	52	0
Total expenses	4	0	31	0	205	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	44	0	634
Administrative and other charges	0	1	0	10	0	159
Total expenses	0	7	0	54	0	793
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	26	7	235	54	972	793
Net investment income (loss)	(9)	11	582	592	4,736	15,584
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	140	230	(1,564)	222	1,418	1,597
Realized gain distributions	0	0	0	0	975	2,811
Net realized gain (loss) on investments	140	230	(1,564)	222	2,393	4,408
Unrealized appreciation (depreciation)	868	667	10,700	7,102	21,208	55,289
Net increase (decrease) in net assets from operations	$ 999	$ 908	$ 9,718	$ 7,916	$ 28,337	$ 75,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)	VIP - Growth Strategies Investor Class (b)	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 107	$ 172	$ 206	$ 285
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	25	0	69	0	83	0
Administrative and other charges	2	0	5	0	5	0
Total expenses	27	0	74	0	88	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	10	0	19	0
Administrative and other charges	2	0	4	0	7	0
Total expenses	7	0	14	0	26	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	35	0	37
Administrative and other charges	0	2	0	8	0	9
Total expenses	0	10	0	43	0	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	34	10	88	43	114	46
Net investment income (loss)	(34)	(10)	19	129	92	239
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(919)	(670)	(1,112)	(1,118)	(5,512)	(5,762)
Realized gain distributions	0	0	159	258	0	0
Net realized gain (loss) on investments	(919)	(670)	(953)	(860)	(5,512)	(5,762)
Unrealized appreciation (depreciation)	2,262	1,975	5,121	7,748	8,183	9,614
Net increase (decrease) in net assets from operations	$ 1,309	$ 1,295	$ 4,187	$ 7,017	$ 2,763	$ 4,091

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 120	$ 198	$ 16	$ 21	$ 357	$ 766
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	68	0	24	0	65	0
Administrative and other charges	5	0	2	0	4	0
Total expenses	73	0	26	0	69	0
Fidelity Income Advantage:
Mortality and expense risk charges	12	0	4	0	0	0
Administrative and other charges	5	0	1	0	0	0
Total expenses	17	0	5	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	41	0	10	0	37
Administrative and other charges	0	11	0	2	0	10
Total expenses	0	52	0	12	0	47
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	90	52	31	12	69	47
Net investment income (loss)	30	146	(15)	9	288	719
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(582)	(1,260)	57	384	94	140
Realized gain distributions	0	0	0	0	132	296
Net realized gain (loss) on investments	(582)	(1,260)	57	384	226	436
Unrealized appreciation (depreciation)	4,371	8,382	1,390	1,476	606	1,268
Net increase (decrease) in net assets from operations	$ 3,819	$ 7,268	$ 1,432	$ 1,869	$ 1,120	$ 2,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 228	$ 281	$ 610	$ 1,599	$ 969	$ 1,918
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	43	0	115	0	186	0
Administrative and other charges	3	0	8	0	12	0
Total expenses	46	0	123	0	198	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	78	0	96
Administrative and other charges	0	3	0	19	0	24
Total expenses	0	17	0	97	0	120
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	46	17	123	97	198	120
Net investment income (loss)	182	264	487	1,502	771	1,798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	84	(20)	(190)	(617)	404	344
Realized gain distributions	166	102	122	565	335	907
Net realized gain (loss) on investments	250	82	(68)	(52)	739	1,251
Unrealized appreciation (depreciation)	717	920	2,736	6,571	3,995	7,687
Net increase (decrease) in net assets from operations	$ 1,149	$ 1,266	$ 3,155	$ 8,021	$ 5,505	$ 10,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 686	$ 2,202	$ 339	$ 855	$ 242	$ 736
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	145	0	69	0	75	0
Administrative and other charges	10	0	5	0	5	0
Total expenses	155	0	74	0	80	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	118	0	49	0	53
Administrative and other charges	0	29	0	13	0	14
Total expenses	0	147	0	62	0	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	155	147	74	62	80	67
Net investment income (loss)	531	2,055	265	793	162	669
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	200	275	130	406	(822)	547
Realized gain distributions	243	622	130	401	160	477
Net realized gain (loss) on investments	443	897	260	807	(662)	1,024
Unrealized appreciation (depreciation)	3,748	11,544	1,878	4,821	2,832	5,717
Net increase (decrease) in net assets from operations	$ 4,722	$ 14,496	$ 2,403	$ 6,421	$ 2,332	$ 7,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 247	$ 531	$ 200	$ 54	$ 89	$ 3,730	$ 7,338
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	58	0	259	487
Administrative and other charges	0	0	0	4	0	18	35
Total expenses	0	0	0	62	0	277	522
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	13	0	79	339
Administrative and other charges	0	0	0	4	0	26	113
Total expenses	0	0	0	17	0	105	452
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	38	259	497
Administrative and other charges	0	0	0	0	9	65	124
Total expenses	0	0	0	0	47	324	621
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	29	62	29	0	0	2	7
Administrative and other charges	6	12	6	0	0	0	1
Total expenses	35	74	35	0	0	2	8
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	35	74	35	79	47	708	1,603
Net investment income (loss)	212	457	165	(25)	42	3,022	5,735
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(76)	(182)	73	377	403	883	245
Realized gain distributions	57	147	137	0	0	139	492
Net realized gain (loss) on investments	(19)	(35)	210	377	403	1,022	737
Unrealized appreciation (depreciation)	932	2,392	1,182	1,783	3,659	12,158	54,737
Net increase (decrease) in net assets from operations	$ 1,125	$ 2,814	$ 1,557	$ 2,135	$ 4,104	$ 16,202	$ 61,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 15,192	$ 5,514	$ 1,863	$ 123	$ 139	$ 233	$ 244
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	117	310	218	46	0	127	0
Administrative and other charges	8	21	15	2	0	8	0
Total expenses	125	331	233	48	0	135	0
Fidelity Income Advantage:
Mortality and expense risk charges	89	228	83	9	0	22	0
Administrative and other charges	30	76	28	1	0	2	0
Total expenses	119	304	111	10	0	24	0
Fidelity Personal Retirement:
Mortality and expense risk charges	89	499	165	0	18	0	37
Administrative and other charges	22	125	41	0	5	0	9
Total expenses	111	624	206	0	23	0	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	6	0	3	0	0	0	0
Administrative and other charges	1	0	1	0	0	0	0
Total expenses	7	0	4	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	7,133	0	0	0	0	0	0
Administrative and other charges	1,964	0	0	0	0	0	0
Total expenses	9,097	0	0	0	0	0	0
Total expenses	9,459	1,259	554	58	23	159	46
Net investment income (loss)	5,733	4,255	1,309	65	116	74	198
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,793	(1,617)	(1,770)	(293)	(139)	790	794
Realized gain distributions	1,361	460	216	0	0	0	0
Net realized gain (loss) on investments	9,154	(1,157)	(1,554)	(293)	(139)	790	794
Unrealized appreciation (depreciation)	170,328	65,786	31,093	1,064	1,405	9,015	8,032
Net increase (decrease) in net assets from operations	$ 185,215	$ 68,884	$ 30,848	$ 836	$ 1,382	$ 9,879	$ 9,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 48	$ 51	$ 71	$ 87	$ 0	$ 4,019
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	88	0	725	194
Administrative and other charges	1	0	6	0	48	13
Total expenses	19	0	94	0	773	207
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	11	0	80	33
Administrative and other charges	0	0	3	0	27	11
Total expenses	4	0	14	0	107	44
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	30	90	50
Administrative and other charges	0	2	0	7	22	13
Total expenses	0	7	0	37	112	63
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	7	108	37	992	314
Net investment income (loss)	25	44	(37)	50	(992)	3,705
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	411	371	550	548	(10,445)	369
Realized gain distributions	0	0	91	111	0	0
Net realized gain (loss) on investments	411	371	641	659	(10,445)	369
Unrealized appreciation (depreciation)	531	558	5,585	5,938	88,966	9,169
Net increase (decrease) in net assets from operations	$ 967	$ 973	$ 6,189	$ 6,647	$ 77,529	$ 13,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 1,672	$ 1,508
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	106	172
Administrative and other charges	7	10
Total expenses	113	182
Fidelity Income Advantage:
Mortality and expense risk charges	23	38
Administrative and other charges	8	13
Total expenses	31	51
Fidelity Personal Retirement:
Mortality and expense risk charges	13	43
Administrative and other charges	3	11
Total expenses	16	54
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0
Administrative and other charges	0	0
Total expenses	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0
Administrative and other charges	0	0
Total expenses	0	0
Total expenses	160	287
Net investment income (loss)	1,512	1,221
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,434)	(5,617)
Realized gain distributions	0	0
Net realized gain (loss) on investments	(1,434)	(5,617)
Unrealized appreciation (depreciation)	3,070	17,836
Net increase (decrease) in net assets from operations	$ 3,148	$ 13,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I (b)	CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)
Income:
Dividends	$ 0	$ 0	$ 140	$ 1,015	$ 60	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	148	118	80	75	31	7
Administrative and other charges	10	8	5	6	2	0
Total expenses	158	126	85	81	33	7
Fidelity Income Advantage:
Mortality and expense risk charges	23	19	13	12	5	1
Administrative and other charges	7	7	5	4	2	0
Total expenses	30	26	18	16	7	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	6	0	1
Administrative and other charges	0	0	0	1	0	0
Total expenses	0	0	0	7	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	188	152	103	104	40	9
Net investment income (loss)	(188)	(152)	37	911	20	(9)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,052)	(1,627)	(5,066)	(10,880)	(9,390)	3
Realized gain distributions	0	0	0	602	63	0
Net realized gain (loss) on investments	(5,052)	(1,627)	(5,066)	(10,278)	(9,327)	3
Unrealized appreciation (depreciation)	12,859	8,784	7,568	12,138	10,581	225
Net increase (decrease) in net assets from operations	$ 7,619	$ 7,005	$ 2,539	$ 2,771	$ 1,274	$ 219

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class	PVIT - Low Duration (a)	PVIT - Real Return (a)	PVIT - Total Return (a)
Income:
Dividends	$ 3,885	$ 0	$ 0	$ 0	$ 0	$ 359	$ 147	$ 757
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	301	14	0	21	0	22	14	27
Administrative and other charges	21	1	0	1	0	1	1	2
Total expenses	322	15	0	22	0	23	15	29
Fidelity Income Advantage:
Mortality and expense risk charges	22	5	0	3	0	1	1	2
Administrative and other charges	7	1	0	1	0	0	0	1
Total expenses	29	6	0	4	0	1	1	3
Fidelity Personal Retirement:
Mortality and expense risk charges	98	0	5	0	8	34	18	44
Administrative and other charges	24	0	1	0	2	9	4	10
Total expenses	122	0	6	0	10	43	22	54
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	473	21	6	26	10	67	38	86
Net investment income (loss)	3,412	(21)	(6)	(26)	(10)	292	109	671
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,245	344	(147)	93	(809)	5	14	3
Realized gain distributions	0	0	0	0	0	5,096	2,188	3,943
Net realized gain (loss) on investments	3,245	344	(147)	93	(809)	5,101	2,202	3,946
Unrealized appreciation (depreciation)	38,442	301	841	1,001	2,206	(4,842)	(2,176)	(4,528)
Net increase (decrease) in net assets from operations	$ 45,099	$ 624	$ 688	$ 1,068	$ 1,387	$ 551	$ 135	$ 89

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (308)	$ 20,848	$ 6,151	$ 36,406	$ 10,001	$ 10,954	$ 10,322	$ 5,372
Net realized gain (loss) on investments	0	0	0	0	4,940	(9,181)	5,757	(1,222)
Unrealized appreciation (depreciation)	0	0	0	0	32,492	(42,362)	22,462	(20,693)
Net increase (decrease) in net assets from operations	(308)	20,848	6,151	36,406	47,433	(40,589)	38,541	(16,543)
Contract Transactions:
Payments received from contract owners	10,293	22,459	999,320	1,834,467	626	504	6,173	4,603
Transfers between sub-accounts and the fixed account, net	(262,260)	626,933	(1,216,082)	(1,163,764)	6,706	(23,044)	40,013	7,907
Contract benefits	(15,458)	(40,364)	(11,796)	(9,231)	(3,597)	(4,626)	(141)	(118)
Contract terminations	(272,224)	(252,769)	(370,363)	(332,482)	(7,172)	(8,273)	(4,509)	(2,869)
Contract maintenance charges	(257)	(199)	0	0	(27)	(24)	0	0
Other transfers (to) from FILI, net	649	18	16	(40)	73	(82)	(1)	0
Net increase (decrease) in net assets from contract transactions	(539,257)	356,078	(598,905)	328,950	(3,391)	(35,545)	41,535	9,523
Total increase (decrease) in net assets	(539,565)	376,926	(592,754)	365,356	44,042	(76,134)	80,076	(7,020)
Net Assets:
Beginning of period	1,229,224	852,298	1,513,016	1,147,660	110,267	186,401	69,947	76,967
End of period	$ 689,659	$ 1,229,224	$ 920,262	$ 1,513,016	$ 154,309	$ 110,267	$ 150,023	$ 69,947
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5,896	$ 10,025	$ 1,884	$ 2,994	$ (1,292)	$ (284)	$ 39	$ 475
Net realized gain (loss) on investments	(39,095)	(31,833)	(9,081)	(5,422)	(42,787)	(21,361)	(8,004)	432
Unrealized appreciation (depreciation)	139,198	(336,847)	31,343	(72,934)	125,109	(310,573)	21,856	(63,972)
Net increase (decrease) in net assets from operations	105,999	(358,655)	24,146	(75,362)	81,030	(332,218)	13,891	(63,065)
Contract Transactions:
Payments received from contract owners	1,109	2,538	872	4,135	1,427	2,622	280	3,437
Transfers between sub-accounts and the fixed account, net	(37,378)	(112,726)	(2,955)	(17,045)	(34,663)	(54,701)	(15,171)	(2,421)
Contract benefits	(9,374)	(14,326)	(80)	(255)	(5,063)	(8,134)	(48)	(139)
Contract terminations	(19,268)	(35,043)	(3,553)	(5,385)	(14,730)	(24,849)	(2,168)	(2,495)
Contract maintenance charges	(102)	(131)	0	0	(108)	(135)	0	0
Other transfers (to) from FILI, net	161	182	12	11	186	77	(1)	4
Net increase (decrease) in net assets from contract transactions	(64,852)	(159,506)	(5,704)	(18,539)	(52,951)	(85,120)	(17,108)	(1,614)
Total increase (decrease) in net assets	41,147	(518,161)	18,442	(93,901)	28,079	(417,338)	(3,217)	(64,679)
Net Assets:
Beginning of period	424,958	943,119	92,452	186,353	338,847	756,185	65,684	130,363
End of period	$ 466,105	$ 424,958	$ 110,894	$ 92,452	$ 366,926	$ 338,847	$ 62,467	$ 65,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 1,132	$ $2,457	$ 720	$ 1,374	$ 1,707	$ 2,977
Net realized gain (loss) on investments	(10,897)	14,201	(4,559)	13,474	(4,397)	12,239
Unrealized appreciation (depreciation)	29,905	(100,660)	15,912	(70,959)	23,064	(92,890)
Net increase (decrease) in net assets from operations	20,140	(84,002)	12,073	(56,111)	20,374	(77,674)
Contract Transactions:
Payments received from contract owners	0	0	853	1,350	1,671	6,081
Transfers between sub-accounts and the fixed account, net	(9,147)	(18,956)	(5,013)	(30,056)	(1,260)	(12,247)
Contract benefits	(2,966)	(1,629)	(1,079)	(1,683)	(55)	(132)
Contract terminations	(5,064)	(6,236)	(2,772)	(4,421)	(3,388)	(4,551)
Contract maintenance charges	(23)	(30)	(15)	(35)	(7)	(17)
Other transfers (to) from FILI, net	10	32	235	2	11	16
Net increase (decrease) in net assets from contract transactions	(17,190)	(26,819)	(7,791)	(34,843)	(3,028)	(10,850)
Total increase (decrease) in net assets	2,950	(110,821)	4,282	(90,954)	17,346	(88,524)
Net Assets:
Beginning of period	95,220	206,041	56,847	147,801	88,190	176,714
End of period	$ 98,170	$ 95,220	$ 61,129	$ 56,847	$ 105,536	$ 88,190
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 30,924	$ 14,366	$ 24,868	$ 7,141	$ 4,194	$ 6,148	$ 1,141	$ 1,447
Net realized gain (loss) on investments	2,859	(4,143)	4,372	165	(10,533)	30,783	(2,697)	1,544
Unrealized appreciation (depreciation)	19,667	(27,647)	11,885	(15,290)	74,461	(158,990)	13,109	(24,795)
Net increase (decrease) in net assets from operations	53,450	(17,424)	41,125	(7,984)	68,122	(122,059)	11,553	(21,804)
Contract Transactions:
Payments received from contract owners	5,383	1,938	17,505	14,284	747	1,256	864	11,089
Transfers between sub-accounts and the fixed account, net	20,654	(10,805)	123,237	44,044	(13,124)	(21,002)	4,163	17,096
Contract benefits	(9,493)	(12,010)	(424)	(326)	(8,419)	(9,646)	(1)	0
Contract terminations	(26,693)	(29,134)	(13,162)	(8,467)	(13,163)	(20,430)	(1,932)	(1,371)
Contract maintenance charges	(75)	(68)	0	0	(67)	(74)	0	0
Other transfers (to) from FILI, net	244	(613)	3	1	(227)	(183)	2	(230)
Net increase (decrease) in net assets from contract transactions	(9,980)	(50,692)	127,159	49,536	(34,253)	(50,079)	3,096	26,584
Total increase (decrease) in net assets	43,470	(68,116)	168,284	41,552	33,869	(172,138)	14,649	4,780
Net Assets:
Beginning of period	368,697	436,813	215,079	173,527	268,386	440,524	46,832	42,052
End of period	$ 412,167	$ 368,697	$ 383,363	$ 215,079	$ 302,255	$ 268,386	$ 61,481	$ 46,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 10,182	$ 10,905	$ 602	$ 1,155	$ 246	$ 425
Net realized gain (loss) on investments	6,965	13,284	(4,984)	(4,347)	(726)	(209)
Unrealized appreciation (depreciation)	109,081	(342,199)	27,852	(48,295)	5,844	(10,929)
Net increase (decrease) in net assets from operations	126,228	(318,010)	23,470	(51,487)	5,364	(10,713)
Contract Transactions:
Payments received from contract owners	4,002	13,812	797	524	685	4,798
Transfers between sub-accounts and the fixed account, net	(13,317)	(18,482)	(5,316)	(2,998)	(174)	9,700
Contract benefits	(7,869)	(9,430)	(2,362)	(2,936)	(1)	0
Contract terminations	(24,750)	(28,934)	(4,534)	(5,964)	(418)	(415)
Contract maintenance charges	(91)	(105)	(24)	(29)	0	0
Other transfers (to) from FILI, net	111	(98)	45	(105)	2	(3)
Net increase (decrease) in net assets from contract transactions	(41,914)	(43,237)	(11,394)	(11,508)	94	14,080
Total increase (decrease) in net assets	84,314	(361,247)	12,076	(62,995)	5,458	3,367
Net Assets:
Beginning of period	523,217	884,464	82,393	145,388	17,930	14,563
End of period	$ 607,531	$ 523,217	$ 94,469	$ 82,393	$ 23,388	$ 17,930
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 4,622	$ 1,247	$ 3,656	$ 2,726	$ 1,257	$ 1,238	$ 8,042	$ 10,143
Net realized gain (loss) on investments	(36,986)	33,795	(5,180)	5,093	(3,212)	1,950	6,035	8,689
Unrealized appreciation (depreciation)	276,599	(682,096)	99,489	(220,416)	39,717	(69,010)	284,950	(317,305)
Net increase (decrease) in net assets from operations	244,235	(647,054)	97,965	(212,597)	37,762	(65,822)	299,027	(298,473)
Contract Transactions:
Payments received from contract owners	3,042	6,528	6,244	20,927	548	2,241	2,143	19,108
Transfers between sub-accounts and the fixed account, net	(45,087)	(123,306)	23,340	20,686	(1,317)	(13,789)	126,626	663,006
Contract benefits	(12,878)	(19,130)	(133)	(347)	(3,965)	(4,894)	(789)	(412)
Contract terminations	(36,683)	(48,370)	(12,257)	(11,748)	(5,559)	(8,071)	(42,274)	(30,974)
Contract maintenance charges	(230)	(266)	0	0	(25)	(29)	0	0
Other transfers (to) from FILI, net	388	(49)	28	9	57	13	(43)	99
Net increase (decrease) in net assets from contract transactions	(91,448)	(184,593)	17,222	29,527	(10,261)	(24,529)	85,663	650,827
Total increase (decrease) in net assets	152,787	(831,647)	115,187	(183,070)	27,501	(90,351)	384,690	352,354
Net Assets:
Beginning of period	782,687	1,614,334	280,538	463,608	110,975	201,326	716,148	363,794
End of period	$ 935,474	$ 782,687	$ 395,725	$ 280,538	$ 138,476	$ 110,975	$ 1,100,838	$ 716,148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (81)	$ (54)	$ (9)	$ 61	$ 239	$ 511	$ 148	$ 225
Net realized gain (loss) on investments	(2,211)	(1,691)	(1,470)	(1,103)	(11,522)	13,336	(1,750)	1,932
Unrealized appreciation (depreciation)	6,373	(10,699)	5,647	(9,510)	35,465	(99,497)	5,638	(15,748)
Net increase (decrease) in net assets from operations	4,081	(12,444)	4,168	(10,552)	24,182	(85,650)	4,036	(13,591)
Contract Transactions:
Payments received from contract owners	50	88	211	582	421	750	259	875
Transfers between sub-accounts and the fixed account, net	(2,261)	(11,206)	(539)	(5,733)	(9,039)	(4,692)	(1,180)	4,022
Contract benefits	(292)	(492)	0	0	(3,033)	(4,349)	0	0
Contract terminations	(702)	(935)	(594)	(350)	(5,409)	(7,105)	(555)	(665)
Contract maintenance charges	(4)	(5)	0	0	(31)	(38)	0	0
Other transfers (to) from FILI, net	17	0	3	2	(6)	(62)	0	0
Net increase (decrease) in net assets from contract transactions	(3,192)	(12,550)	(919)	(5,499)	(17,097)	(15,496)	(1,476)	4,232
Total increase (decrease) in net assets	889	(24,994)	3,249	(16,051)	7,085	(101,146)	2,560	(9,359)
Net Assets:
Beginning of period	14,724	39,718	13,263	29,314	108,042	209,188	19,159	28,518
End of period	$ 15,613	$ 14,724	$ 16,512	$ 13,263	$ 115,127	$ 108,042	$ 21,719	$ 19,159
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (143)	$ (321)	$ 51	$ (3)	$ (501)	$ (1,990)	$ 621	$ 249
Net realized gain (loss) on investments	(1,525)	(5,725)	283	(1,262)	(7,197)	110,941	(1,875)	27,736
Unrealized appreciation (depreciation)	18,077	(45,907)	5,978	(9,240)	118,657	(344,986)	53,845	(121,659)
Net increase (decrease) in net assets from operations	16,409	(51,953)	6,312	(10,505)	110,959	(236,035)	52,591	(93,674)
Contract Transactions:
Payments received from contract owners	142	519	99	383	1,118	2,904	2,255	5,805
Transfers between sub-accounts and the fixed account, net	5,708	(8,966)	13,431	(2,436)	(19,568)	(86,842)	14,676	(688)
Contract benefits	(997)	(1,190)	0	(27)	(6,633)	(10,337)	(92)	(117)
Contract terminations	(2,127)	(3,870)	(479)	(407)	(14,497)	(18,974)	(4,987)	(4,304)
Contract maintenance charges	(13)	(14)	0	0	(83)	(107)	0	0
Other transfers (to) from FILI, net	0	21	(1)	0	368	(38)	21	17
Net increase (decrease) in net assets from contract transactions	2,713	(13,500)	13,050	(2,487)	(39,295)	(113,394)	11,873	713
Total increase (decrease) in net assets	19,122	(65,453)	19,362	(12,992)	71,664	(349,429)	64,464	(92,961)
Net Assets:
Beginning of period	35,694	101,147	6,487	19,479	316,322	665,751	134,928	227,889
End of period	$ 54,816	$ 35,694	$ 25,849	$ 6,487	$ 387,986	$ 316,322	$ 199,392	$ 134,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (91)	$ (112)	$ 84	$ 133	$ 508	$ 493	$ 420	$ 439
Net realized gain (loss) on investments	(5,063)	8,824	(861)	5,501	(5,243)	(2,064)	(2,874)	(1,263)
Unrealized appreciation (depreciation)	22,494	(51,968)	11,928	(29,449)	7,078	(18,667)	3,970	(10,236)
Net increase (decrease) in net assets from operations	17,340	(43,256)	11,151	(23,815)	2,343	(20,238)	1,516	(11,060)
Contract Transactions:
Payments received from contract owners	200	308	266	875	100	165	408	783
Transfers between sub-accounts and the fixed account, net	242	(23,948)	6,752	(11,670)	(7,389)	(18,941)	(3,123)	(5,000)
Contract benefits	(843)	(1,451)	(4)	(52)	(467)	(700)	(5)	(16)
Contract terminations	(1,647)	(2,862)	(741)	(1,949)	(1,132)	(2,458)	(961)	(838)
Contract maintenance charges	(9)	(13)	0	0	(12)	(26)	(5)	(7)
Other transfers (to) from FILI, net	17	(47)	6	6	(12)	(18)	1	(1)
Net increase (decrease) in net assets from contract transactions	(2,040)	(28,013)	6,279	(12,790)	(8,912)	(21,978)	(3,685)	(5,079)
Total increase (decrease) in net assets	15,300	(71,269)	17,430	(36,605)	(6,569)	(42,216)	(2,169)	(16,139)
Net Assets:
Beginning of period	34,365	105,634	19,293	55,898	28,577	70,793	16,955	33,094
End of period	$ 49,665	$ 34,365	$ 36,723	$ 19,293	$ 22,008	$ 28,577	$ 14,786	$ 16,955
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (324)	$ (279)	$ (33)	$ (41)	$ (487)	$ (1,887)	$ 109	$ (258)
Net realized gain (loss) on investments	2,754	5,846	1,781	551	(3,515)	17,133	1,115	2,969
Unrealized appreciation (depreciation)	29,885	(34,047)	17,000	(16,674)	51,738	(176,202)	23,324	(75,833)
Net increase (decrease) in net assets from operations	32,315	(28,480)	18,748	(16,164)	47,736	(160,956)	24,548	(73,122)
Contract Transactions:
Payments received from contract owners	259	222	751	988	511	1,583	1,059	4,505
Transfers between sub-accounts and the fixed account, net	27,467	(11,407)	29,119	(3,907)	(10,622)	(36,069)	9,344	3,617
Contract benefits	(699)	(592)	(11)	0	(2,164)	(4,046)	(53)	(70)
Contract terminations	(1,280)	(1,417)	(1,043)	(711)	(5,551)	(11,775)	(2,092)	(2,229)
Contract maintenance charges	(36)	(34)	(28)	(14)	(83)	(193)	(49)	(95)
Other transfers (to) from FILI, net	24	(8)	0	10	334	(42)	9	7
Net increase (decrease) in net assets from contract transactions	25,735	(13,236)	28,788	(3,634)	(17,575)	(50,542)	8,218	5,735
Total increase (decrease) in net assets	58,050	(41,716)	47,536	(19,798)	30,161	(211,498)	32,766	(67,387)
Net Assets:
Beginning of period	23,110	64,826	11,682	31,480	109,664	321,162	50,657	118,044
End of period	$ 81,160	$ 23,110	$ 59,218	$ 11,682	$ 139,825	$ 109,664	$ 83,423	$ 50,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (170)	$ (183)	$ (3)	$ 13	$ 96	$ 280	$ 154	$ 264
Net realized gain (loss) on investments	(2,346)	4,444	(1,294)	2,268	1,012	509	905	660
Unrealized appreciation (depreciation)	11,205	(21,599)	6,713	(11,742)	3,893	(15,258)	2,461	(9,527)
Net increase (decrease) in net assets from operations	8,689	(17,338)	5,416	(9,461)	5,001	(14,469)	3,520	(8,603)
Contract Transactions:
Payments received from contract owners	191	180	171	981	91	292	183	794
Transfers between sub-accounts and the fixed account, net	(7,514)	5,594	(2,714)	6,823	(2,626)	9,731	1,252	9,737
Contract benefits	(695)	(713)	(43)	(5)	(199)	(185)	0	0
Contract terminations	(1,710)	(1,849)	(799)	(631)	(452)	(544)	(589)	(503)
Contract maintenance charges	(18)	(34)	(12)	(8)	(23)	(38)	(28)	(23)
Other transfers (to) from FILI, net	43	(8)	1	5	23	(5)	(1)	15
Net increase (decrease) in net assets from contract transactions	(9,703)	3,170	(3,396)	7,165	(3,186)	9,251	817	10,020
Total increase (decrease) in net assets	(1,014)	(14,168)	2,020	(2,296)	1,815	(5,218)	4,337	1,417
Net Assets:
Beginning of period	34,692	48,860	20,299	22,595	16,123	21,341	10,941	9,524
End of period	$ 33,678	$ 34,692	$ 22,319	$ 20,299	$ 17,938	$ 16,123	$ 15,278	$ 10,941
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 68	$ 72	$ 147	$ 176	$ (9)	$ (6)	$ 11	$ 3
Net realized gain (loss) on investments	(1,274)	(1,325)	5	(1,186)	140	(199)	230	(171)
Unrealized appreciation (depreciation)	9,260	(15,647)	6,362	(10,932)	868	(1,015)	667	(606)
Net increase (decrease) in net assets from operations	8,054	(16,900)	6,514	(11,942)	999	(1,220)	908	(774)
Contract Transactions:
Payments received from contract owners	103	250	192	985	36	24	13	19
Transfers between sub-accounts and the fixed account, net	1,392	8	1,704	3,515	600	376	1,990	1
Contract benefits	(437)	(539)	(9)	(21)	(46)	(31)	0	0
Contract terminations	(1,237)	(1,362)	(513)	(573)	(131)	(167)	(241)	(97)
Contract maintenance charges	(11)	(18)	(6)	(16)	(5)	(3)	(4)	(3)
Other transfers (to) from FILI, net	11	(23)	3	3	1	2	2	4
Net increase (decrease) in net assets from contract transactions	(179)	(1,684)	1,371	3,893	455	201	1,760	(76)
Total increase (decrease) in net assets	7,875	(18,584)	7,885	(8,049)	1,454	(1,019)	2,668	(850)
Net Assets:
Beginning of period	21,961	40,545	15,465	23,514	2,099	3,118	1,200	2,050
End of period	$ 29,836	$ 21,961	$ 23,350	$ 15,465	$ 3,553	$ 2,099	$ 3,868	$ 1,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 582	$ 869	$ 592	$ 775	$ 4,736	$ 4,269	$ 15,584	$ 11,752
Net realized gain (loss) on investments	(1,564)	(1,780)	222	(932)	2,393	(284)	4,408	(959)
Unrealized appreciation (depreciation)	10,700	(21,746)	7,102	(15,205)	21,208	(15,888)	55,289	(38,821)
Net increase (decrease) in net assets from operations	9,718	(22,657)	7,916	(15,362)	28,337	(11,903)	75,281	(28,028)
Contract Transactions:
Payments received from contract owners	374	330	965	1,759	2,656	2,009	30,149	24,140
Transfers between sub-accounts and the fixed account, net	(769)	(1,820)	2,282	6,451	39,798	1,656	131,460	21,322
Contract benefits	(490)	(945)	(6)	(10)	(2,338)	(2,367)	(219)	(621)
Contract terminations	(1,155)	(3,141)	(721)	(1,162)	(7,159)	(5,546)	(12,980)	(11,346)
Contract maintenance charges	(9)	(12)	0	0	(21)	(16)	0	0
Other transfers (to) from FILI, net	20	18	9	10	125	(2)	3	(1)
Net increase (decrease) in net assets from contract transactions	(2,029)	(5,570)	2,529	7,048	33,061	(4,266)	148,413	33,494
Total increase (decrease) in net assets	7,689	(28,227)	10,445	(8,314)	61,398	(16,169)	223,694	5,466
Net Assets:
Beginning of period	29,984	58,211	21,022	29,336	89,331	105,500	214,969	209,503
End of period	$ 37,673	$ 29,984	$ 31,467	$ 21,022	$ 150,729	$ 89,331	$ 438,663	$ 214,969
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (34)	$ (62)	$ (10)	$ (15)	$ 19	$ (135)	$ 129	$ (59)
Net realized gain (loss) on investments	(919)	(1,103)	(670)	(575)	(953)	(3,205)	(860)	(1,766)
Unrealized appreciation (depreciation)	2,262	(3,727)	1,975	(3,556)	5,121	(6,977)	7,748	(13,298)
Net increase (decrease) in net assets from operations	1,309	(4,892)	1,295	(4,146)	4,187	(10,317)	7,017	(15,123)
Contract Transactions:
Payments received from contract owners	33	104	140	232	34	78	313	833
Transfers between sub-accounts and the fixed account, net	(682)	(3,623)	(846)	(1,117)	4,228	(10,326)	5,381	(6,553)
Contract benefits	(54)	(258)	(13)	(1)	(174)	(276)	(25)	(9)
Contract terminations	(191)	(389)	(108)	(151)	(564)	(748)	(486)	(773)
Contract maintenance charges	(1)	(2)	0	0	(7)	(6)	(3)	(2)
Other transfers (to) from FILI, net	(2)	3	0	2	12	(60)	(2)	1
Net increase (decrease) in net assets from contract transactions	(897)	(4,165)	(827)	(1,035)	3,529	(11,338)	5,178	(6,503)
Total increase (decrease) in net assets	412	(9,057)	468	(5,181)	7,716	(21,655)	12,195	(21,626)
Net Assets:
Beginning of period	4,084	13,141	3,945	9,126	7,560	29,215	12,865	34,491
End of period	$ 4,496	$ 4,084	$ 4,413	$ 3,945	$ 15,276	$ 7,560	$ 25,060	$ 12,865

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 92	$ 231	$ 239	$ 428	$ 30	$ 11	$ 146	$ 147
Net realized gain (loss) on investments	(5,512)	(432)	(5,762)	(649)	(582)	(250)	(1,260)	(354)
Unrealized appreciation (depreciation)	8,183	(14,072)	9,614	(17,495)	4,371	(6,712)	8,382	(13,891)
Net increase (decrease) in net assets from operations	2,763	(14,273)	4,091	(17,716)	3,819	(6,951)	7,268	(14,098)
Contract Transactions:
Payments received from contract owners	19	62	134	1,387	35	140	264	912
Transfers between sub-accounts and the fixed account, net	(7,708)	7,884	(7,598)	2,764	5,209	(1,931)	7,560	(4,548)
Contract benefits	(297)	(472)	(7)	(21)	(191)	(172)	0	(28)
Contract terminations	(696)	(1,240)	(755)	(1,051)	(456)	(579)	(950)	(1,284)
Contract maintenance charges	(3)	(5)	0	0	(3)	(2)	0	0
Other transfers (to) from FILI, net	23	(18)	(1)	2	12	2	1	0
Net increase (decrease) in net assets from contract transactions	(8,662)	6,211	(8,227)	3,081	4,606	(2,542)	6,875	(4,948)
Total increase (decrease) in net assets	(5,899)	(8,062)	(4,136)	(14,635)	8,425	(9,493)	14,143	(19,046)
Net Assets:
Beginning of period	17,904	25,966	21,639	36,274	7,595	17,088	15,419	34,465
End of period	$ 12,005	$ 17,904	$ 17,503	$ 21,639	$ 16,020	$ 7,595	$ 29,562	$ 15,419
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (15)	$ (46)	$ 9	$ (9)	$ 288	$ 212	$ 719	$ 557
Net realized gain (loss) on investments	57	(396)	384	(752)	226	44	436	179
Unrealized appreciation (depreciation)	1,390	(2,902)	1,476	(2,767)	606	(1,215)	1,268	(2,866)
Net increase (decrease) in net assets from operations	1,432	(3,344)	1,869	(3,528)	1,120	(959)	2,423	(2,130)
Contract Transactions:
Payments received from contract owners	14	24	107	175	121	2	423	2,065
Transfers between sub-accounts and the fixed account, net	783	(3,757)	1,520	(2,003)	3,271	1,004	6,249	(1,150)
Contract benefits	(91)	(92)	0	0	(32)	(64)	0	(23)
Contract terminations	(243)	(82)	(119)	(77)	(864)	(604)	(1,053)	(2,101)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	3	0	2	0	(40)	11	1	1
Net increase (decrease) in net assets from contract transactions	465	(3,908)	1,510	(1,905)	2,454	347	5,620	(1,208)
Total increase (decrease) in net assets	1,897	(7,252)	3,379	(5,433)	3,574	(612)	8,043	(3,338)
Net Assets:
Beginning of period	3,120	10,372	3,061	8,494	7,221	7,833	15,455	18,793
End of period	$ 5,017	$ 3,120	$ 6,440	$ 3,061	$ 10,795	$ 7,221	$ 23,498	$ 15,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 182	$ 163	$ 264	$ 188	$ 487	$ 383	$ 1,502	$ 1,345
Net realized gain (loss) on investments	250	222	82	408	(68)	766	(52)	1,613
Unrealized appreciation (depreciation)	717	(2,095)	920	(2,409)	2,736	(6,861)	6,571	(17,343)
Net increase (decrease) in net assets from operations	1,149	(1,710)	1,266	(1,813)	3,155	(5,712)	8,021	(14,385)
Contract Transactions:
Payments received from contract owners	2	3	314	452	96	60	610	3,005
Transfers between sub-accounts and the fixed account, net	17	(620)	1,462	(152)	(1,223)	(684)	277	(1,076)
Contract benefits	(21)	0	0	0	(7)	(11)	0	0
Contract terminations	(268)	(292)	(559)	(126)	(812)	(1,194)	(2,828)	(2,512)
Contract maintenance charges	(1)	(1)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	0	1	0	0	12	(1)	2	(2)
Net increase (decrease) in net assets from contract transactions	(271)	(909)	1,217	174	(1,937)	(1,834)	(1,939)	(585)
Total increase (decrease) in net assets	878	(2,619)	2,483	(1,639)	1,218	(7,546)	6,082	(14,970)
Net Assets:
Beginning of period	5,417	8,036	5,734	7,373	15,426	22,972	37,407	52,377
End of period	$ 6,295	$ 5,417	$ 8,217	$ 5,734	$ 16,644	$ 15,426	$ 43,489	$ 37,407
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 771	$ 534	$ 1,798	$ 1,466	$ 531	$ 404	$ 2,055	$ 1,680
Net realized gain (loss) on investments	739	1,308	1,251	3,499	443	1,355	897	5,276
Unrealized appreciation (depreciation)	3,995	(10,013)	7,687	(21,710)	3,748	(10,313)	11,544	(33,065)
Net increase (decrease) in net assets from operations	5,505	(8,171)	10,736	(16,745)	4,722	(8,554)	14,496	(26,109)
Contract Transactions:
Payments received from contract owners	151	419	1,531	3,642	221	514	2,003	8,988
Transfers between sub-accounts and the fixed account, net	2,830	2,387	1,311	3,808	1,494	1,715	4,628	4,594
Contract benefits	(33)	(7)	0	(5)	(10)	(12)	(71)	0
Contract terminations	(1,079)	(1,100)	(2,911)	(2,319)	(571)	(496)	(2,590)	(3,048)
Contract maintenance charges	(6)	(6)	0	0	(5)	(6)	0	0
Other transfers (to) from FILI, net	7	3	0	(2)	1	(3)	1	26
Net increase (decrease) in net assets from contract transactions	1,870	1,696	(69)	5,124	1,130	1,712	3,971	10,560
Total increase (decrease) in net assets	7,375	(6,475)	10,667	(11,621)	5,852	(6,842)	18,467	(15,549)
Net Assets:
Beginning of period	21,625	28,100	44,069	55,690	17,457	24,299	53,246	68,795
End of period	$ 29,000	$ 21,625	$ 54,736	$ 44,069	$ 23,309	$ 17,457	$ 71,713	$ 53,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 265	$ 202	$ 793	$ 628	$ 162	$ 205	$ 669	$ 791
Net realized gain (loss) on investments	260	640	807	2,271	(662)	934	1,024	2,572
Unrealized appreciation (depreciation)	1,878	(5,131)	4,821	(12,811)	2,832	(7,926)	5,717	(16,916)
Net increase (decrease) in net assets from operations	2,403	(4,289)	6,421	(9,912)	2,332	(6,787)	7,410	(13,553)
Contract Transactions:
Payments received from contract owners	147	331	1,341	1,725	112	166	1,598	3,710
Transfers between sub-accounts and the fixed account, net	802	718	4,114	2,871	404	(157)	878	5,378
Contract benefits	(1)	(1)	(38)	0	(13)	(2)	0	0
Contract terminations	(146)	(244)	(1,135)	(659)	(891)	(909)	(998)	(1,071)
Contract maintenance charges	(3)	(3)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	1	(2)	(1)	4	(1)	(1)	1	(2)
Net increase (decrease) in net assets from contract transactions	800	799	4,281	3,941	(393)	(908)	1,479	8,015
Total increase (decrease) in net assets	3,203	(3,490)	10,702	(5,971)	1,939	(7,695)	8,889	(5,538)
Net Assets:
Beginning of period	8,271	11,761	20,188	26,159	10,336	18,031	22,948	28,486
End of period	$ 11,474	$ 8,271	$ 30,890	$ 20,188	$ 12,275	$ 10,336	$ 31,837	$ 22,948
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 212	$ 209	$ 457	$ 411	$ 165	$ 151
Net realized gain (loss) on investments	(19)	296	(35)	574	210	565
Unrealized appreciation (depreciation)	932	(2,373)	2,392	(6,769)	1,182	(3,899)
Net increase (decrease) in net assets from operations	1,125	(1,868)	2,814	(5,784)	1,557	(3,183)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	158	99	998	291	70	(741)
Contract benefits	(368)	(444)	(737)	(1,467)	(344)	(426)
Contract terminations	(184)	(476)	(1,742)	(1,293)	(75)	0
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	(17)	(27)	(128)	(34)	4	6
Net increase (decrease) in net assets from contract transactions	(411)	(848)	(1,609)	(2,503)	(345)	(1,161)
Total increase (decrease) in net assets	714	(2,716)	1,205	(8,287)	1,212	(4,344)
Net Assets:
Beginning of period	5,816	8,532	12,412	20,699	5,416	9,760
End of period	$ 6,530	$ 5,816	$ 13,617	$ 12,412	$ 6,628	$ 5,416

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (25)	$ 19	$ 42	$ 96	$ 3,022	$ 3,809	$ 5,735	$ 7,463
Net realized gain (loss) on investments	377	(417)	403	(839)	1,022	(66)	737	567
Unrealized appreciation (depreciation)	1,783	(3,185)	3,659	(7,450)	12,158	(15,412)	54,737	(93,125)
Net increase (decrease) in net assets from operations	2,135	(3,583)	4,104	(8,193)	16,202	(11,669)	61,209	(85,095)
Contract Transactions:
Payments received from contract owners	36	72	302	1,745	6,435	15,205	8,082	26,241
Transfers between sub-accounts and the fixed account, net	3,092	2,170	5,819	3,051	88,250	40,806	122,019	52,576
Contract benefits	(186)	(109)	(11)	(5)	(1,244)	(605)	(6,159)	(2,870)
Contract terminations	(226)	(446)	(972)	(498)	(8,175)	(11,180)	(18,824)	(19,400)
Contract maintenance charges	(2)	(2)	0	0	(11)	(5)	(19)	(14)
Other transfers (to) from FILI, net	17	4	3	(1)	51	38	96	110
Net increase (decrease) in net assets from contract transactions	2,731	1,689	5,141	4,292	85,306	44,259	105,195	56,643
Total increase (decrease) in net assets	4,866	(1,894)	9,245	(3,901)	101,508	32,590	166,404	(28,452)
Net Assets:
Beginning of period	7,483	9,377	14,603	18,504	135,995	103,405	293,413	321,865
End of period	$ 12,349	$ 7,483	$ 23,848	$ 14,603	$ 237,503	$ 135,995	$ 459,817	$ 293,413
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5,733	$ 5,420	$ 4,255	$ 5,925	$ 1,309	$ 1,451
Net realized gain (loss) on investments	9,154	(1,497)	(1,157)	3,806	(1,554)	3,128
Unrealized appreciation (depreciation)	170,328	(124,424)	65,786	(147,405)	31,093	(68,671)
Net increase (decrease) in net assets from operations	185,215	(120,501)	68,884	(137,674)	30,848	(64,092)
Contract Transactions:
Payments received from contract owners	1,868	3,132	9,045	26,421	6,051	9,526
Transfers between sub-accounts and the fixed account, net	320,415	572,527	47,271	28,421	25,990	13,325
Contract benefits	(1,472)	(475)	(2,677)	(3,486)	(1,929)	(1,380)
Contract terminations	(28,786)	(18,996)	(11,602)	(18,896)	(5,987)	(6,013)
Contract maintenance charges	(4)	(1)	(13)	(16)	(8)	(8)
Other transfers (to) from FILI, net	65	75	186	127	102	53
Net increase (decrease) in net assets from contract transactions	292,086	556,262	42,210	32,571	24,219	15,503
Total increase (decrease) in net assets	477,301	435,761	111,094	(105,103)	55,067	(48,589)
Net Assets:
Beginning of period	538,687	102,926	282,634	387,737	104,371	152,960
End of period	$ 1,015,988	$ 538,687	$ 393,728	$ 282,634	$ 159,438	$ 104,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 65	$ 58	$ 116	$ 132	$ 74	$ 3	$ 198	$ 52
Net realized gain (loss) on investments	(293)	32	(139)	36	790	(2,001)	794	(1,147)
Unrealized appreciation (depreciation)	1,064	(1,656)	1,405	(1,932)	9,015	(8,990)	8,032	(7,235)
Net increase (decrease) in net assets from operations	836	(1,566)	1,382	(1,764)	9,879	(10,988)	9,024	(8,330)
Contract Transactions:
Payments received from contract owners	18	110	87	385	66	671	701	752
Transfers between sub-accounts and the fixed account, net	(1,415)	5,927	(3,996)	10,307	13,814	9,911	18,927	7,585
Contract benefits	(82)	(76)	(23)	0	(342)	(145)	(15)	0
Contract terminations	(300)	(331)	(302)	(268)	(375)	(556)	(342)	(219)
Contract maintenance charges	(5)	(16)	(3)	(10)	(21)	(51)	(12)	(18)
Other transfers (to) from FILI, net	9	17	0	13	28	5	5	1
Net increase (decrease) in net assets from contract transactions	(1,775)	5,631	(4,237)	10,427	13,170	9,835	19,264	8,101
Total increase (decrease) in net assets	(939)	4,065	(2,855)	8,663	23,049	(1,153)	28,288	(229)
Net Assets:
Beginning of period	8,951	4,886	12,389	3,726	9,263	10,416	7,106	7,335
End of period	$ 8,012	$ 8,951	$ 9,534	$ 12,389	$ 32,312	$ 9,263	$ 35,394	$ 7,106
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets (a)		VIP - Emerging Markets Investor Class (a)
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 25	$ 10	$ 44	$ 17	$ (37)	$ 23	$ 50	$ 35
Net realized gain (loss) on investments	411	(208)	371	(165)	641	(162)	659	(141)
Unrealized appreciation (depreciation)	531	(324)	558	(602)	5,585	(2,608)	5,938	(2,651)
Net increase (decrease) in net assets from operations	967	(522)	973	(750)	6,189	(2,747)	6,647	(2,757)
Contract Transactions:
Payments received from contract owners	9	3	12	73	224	112	1,267	426
Transfers between sub-accounts and the fixed account, net	1,765	(112)	1,598	(78)	20,750	5,355	26,316	5,195
Contract benefits	(47)	(6)	0	0	(182)	(15)	0	0
Contract terminations	(106)	(8)	(129)	(1)	(260)	(13)	(182)	(217)
Contract maintenance charges	(7)	(1)	(3)	(1)	(19)	(5)	(7)	(9)
Other transfers (to) from FILI, net	3	1	(2)	(1)	22	1	5	4
Net increase (decrease) in net assets from contract transactions	1,617	(123)	1,476	(8)	20,535	5,435	27,399	5,399
Total increase (decrease) in net assets	2,584	(645)	2,449	(758)	26,724	2,688	34,046	2,642
Net Assets:
Beginning of period	758	1,403	969	1,727	2,688	0	2,642	0
End of period	$ 3,342	$ 758	$ 3,418	$ 969	$ 29,412	$ 2,688	$ 36,688	$ 2,642

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (992)	$ (1,920)	$ 3,705	$ 3,703	$ 1,512	$ 808	$ 1,221	$ 2,349
Net realized gain (loss) on investments	(10,445)	86,593	369	(274)	(1,434)	12,104	(5,617)	8,319
Unrealized appreciation (depreciation)	88,966	(298,259)	9,169	(12,785)	3,070	(33,969)	17,836	(59,292)
Net increase (decrease) in net assets from operations	77,529	(213,586)	13,243	(9,356)	3,148	(21,057)	13,440	(48,624)
Contract Transactions:
Payments received from contract owners	1,189	4,099	2,754	1,094	165	654	625	1,582
Transfers between sub-accounts and the fixed account, net	5,766	(122,235)	23,441	(1,915)	(2,594)	(10,582)	(3,732)	(25,153)
Contract benefits	(1,674)	(3,060)	(609)	(638)	(369)	(615)	(630)	(1,096)
Contract terminations	(5,425)	(9,300)	(1,811)	(1,962)	(1,401)	(2,148)	(2,722)	(4,084)
Contract maintenance charges	(32)	(49)	(7)	(7)	(4)	(5)	(5)	(7)
Other transfers (to) from FILI, net	103	9	40	(16)	(5)	(15)	29	37
Net increase (decrease) in net assets from contract transactions	(73)	(130,536)	23,808	(3,444)	(4,208)	(12,711)	(6,435)	(28,721)
Total increase (decrease) in net assets	77,456	(344,122)	37,051	(12,800)	(1,060)	(33,768)	7,005	(77,345)
Net Assets:
Beginning of period	120,234	464,356	40,810	53,610	26,133	59,901	48,777	126,122
End of period	$ 197,690	$ 120,234	$ 77,861	$ 40,810	$ 25,073	$ 26,133	$ 55,782	$ 48,777
(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth
	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08
Operations:
Net investment income (loss)	$ (101)	$ 94	$ 409	$ (319)	$ (334)
Net realized gain (loss) on investments	(25,699)	1,194	(6,072)	(867,883)	(129,437)
Unrealized appreciation (depreciation)	20,217	(10,534)	(466)	854,583	111,591
Net increase (decrease) in net assets from operations	(5,583)	(9,246)	(6,129)	(13,619)	(18,180)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(10,746)	(65,374)	(22,822)	(39,064)	(36,504)
Contract benefits	(242)	(1,315)	(631)	(591)	(631)
Contract terminations	(589)	(3,480)	(1,253)	(1,507)	(2,248)
Contract maintenance charges	(5)	(12)	(5)	(28)	(15)
Other transfers (to) from FILI, net	44	(45)	(16)	91	(11)
Net increase (decrease) in net assets from contract transactions	(11,538)	(70,226)	(24,727)	(41,099)	(39,409)
Total increase (decrease) in net assets	(17,121)	(79,472)	(30,856)	(54,718)	(57,589)
Net Assets:
Beginning of period	17,121	79,472	30,856	54,718	57,589
End of period	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I (b)
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (188)	$ (308)	$ (152)	$ 301	$ 37	$ (155)
Net realized gain (loss) on investments	(5,052)	(5,926)	(1,627)	4,991	(5,066)	(7,141)
Unrealized appreciation (depreciation)	12,859	(13,681)	8,784	(18,143)	7,568	(919)
Net increase (decrease) in net assets from operations	7,619	(19,915)	7,005	(12,851)	2,539	(8,215)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	46
Transfers between sub-accounts and the fixed account, net	(1,902)	(3,999)	(1,555)	(3,480)	(1,554)	(4,101)
Contract benefits	(531)	(1,020)	(280)	(697)	(232)	(456)
Contract terminations	(1,116)	(1,543)	(982)	(1,402)	(717)	(980)
Contract maintenance charges	(9)	(11)	(5)	(6)	(3)	(4)
Other transfers (to) from FILI, net	7	15	3	(31)	3	10
Net increase (decrease) in net assets from contract transactions	(3,551)	(6,558)	(2,819)	(5,616)	(2,503)	(5,485)
Total increase (decrease) in net assets	4,068	(26,473)	4,186	(18,467)	36	(13,700)
Net Assets:
Beginning of period	21,805	48,278	16,902	35,369	13,371	27,071
End of period	$ 25,873	$ 21,805	$ 21,088	$ 16,902	$ 13,407	$ 13,371
(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex I (b)		CST - International Equity Flex II (b)		CST - International Equity Flex III (a)	Lazard - Retirement Emerging Markets
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 911	$ 246	$ 20	$ 87	$ (9)	$ 3,412	$ 1,688
Net realized gain (loss) on investments	(10,278)	(1,575)	(9,327)	(2,838)	3	3,245	(2,403)
Unrealized appreciation (depreciation)	12,138	(11,252)	10,581	(3,048)	225	38,442	(66,250)
Net increase (decrease) in net assets from operations	2,771	(12,581)	1,274	(5,799)	219	45,099	(66,965)
Contract Transactions:
Payments received from contract owners	66	212	0	21	4	2,719	6,487
Transfers between sub-accounts and the fixed account, net	(18,620)	3,759	(6,369)	(3,105)	21,899	46,286	(13,651)
Contract benefits	(227)	(427)	(97)	(149)	(8)	(436)	(820)
Contract terminations	(452)	(1,041)	(193)	(607)	(168)	(2,198)	(2,804)
Contract maintenance charges	(3)	(5)	(2)	(2)	0	(11)	(12)
Other transfers (to) from FILI, net	3	(11)	(3)	0	9	28	(4)
Net increase (decrease) in net assets from contract transactions	(19,233)	2,487	(6,664)	(3,842)	21,736	46,388	(10,804)
Total increase (decrease) in net assets	(16,462)	(10,094)	(5,390)	(9,641)	21,955	91,487	(77,769)
Net Assets:
Beginning of period	16,462	26,556	5,390	15,031	0	55,353	133,122
End of period	$ 0	$ 16,462	$ 0	$ 5,390	$ 21,955	$ 146,840	$ 55,353

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value		SAI - Mid Cap Value Investor Class		SAI - Small Cap Blend		SAI - Small Cap Blend Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (21)	$ 22	$ (6)	$ 18	$ (26)	$ 0	$ (10)	$ (3)
Net realized gain (loss) on investments	344	(15)	(147)	(37)	93	(7)	(809)	(20)
Unrealized appreciation (depreciation)	301	(240)	841	(720)	1,001	(903)	2,206	(1,993)
Net increase (decrease) in net assets from operations	624	(233)	688	(739)	1,068	(910)	1,387	(2,016)
Contract Transactions:
Payments received from contract owners	0	24	14	120	4	12	19	454
Transfers between sub-accounts and the fixed account, net	(2,964)	2,160	(2,676)	1,348	(3,923)	3,224	(4,782)	2,771
Contract benefits	(47)	(6)	(6)	0	(38)	(128)	0	0
Contract terminations	(138)	(51)	(148)	(123)	(96)	(124)	(278)	(280)
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from FILI, net	0	1	0	0	0	4	0	1
Net increase (decrease) in net assets from contract transactions	(3,149)	2,128	(2,816)	1,345	(4,054)	2,988	(5,041)	2,946
Total increase (decrease) in net assets	(2,525)	1,895	(2,128)	606	(2,986)	2,078	(3,654)	930
Net Assets:
Beginning of period	2,525	630	2,128	1,522	2,986	908	3,654	2,724
End of period	$ 0	$ 2,525	$ 0	$ 2,128	$ 0	$ 2,986	$ 0	$ 3,654
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration (a)	PVIT - Real Return (a)	PVIT - Total Return (a)
	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ 292	$ 109	$ 671
Net realized gain (loss) on investments	5,101	2,202	3,946
Unrealized appreciation (depreciation)	(4,842)	(2,176)	(4,528)
Net increase (decrease) in net assets from operations	551	135	89
Contract Transactions:
Payments received from contract owners	15,192	8,805	20,482
Transfers between sub-accounts and the fixed account, net	120,807	61,428	133,815
Contract benefits	(11)	(14)	(19)
Contract terminations	(1,637)	(487)	(1,012)
Contract maintenance charges	0	0	(1)
Other transfers (to) from FILI, net	4	11	(11)
Net increase (decrease) in net assets from contract transactions	134,355	69,743	153,254
Total increase (decrease) in net assets	134,906	69,878	153,343
Net Assets:
Beginning of period	0	0	0
End of period	$ 134,906	$ 69,878	$ 153,343

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group.

In addition, the following underlying funds were added and commenced operations:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

Effective December 11, 2009, the CST International Equity Flex I and CST International Equity Flex II funds were liquidated and closed to new money. All policyholders with remaining shares in the funds were transferred to the CST International Equity Flex III fund which commenced operations on December 11, 2009. In addition, the SAI Small Cap Blend and SAI Mid Cap Value funds were closed to new money on April 30, 2009. These funds were subsequently liquidated on December 4, 2009 and all policyholders with remaining shares in the SAI were transferred to the VIP - Money Market fund.

During 2009, the following underlying funds were renamed:

Old Name	New Name
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

During 2008, the following underlying funds were added and commenced operations effective May 1, 2009:

VIP - Emerging Markets
VIP - Emerging Markets Investor Class

Effective December 15, 2008, all the OMIF funds were liquidated and closed to new money. All policyholders with remaining shares in the OMIF were transferred to the VIP - Money Market fund.

As of December 31, 2009, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $86,477,889 and 4,188,000 respectively.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

· Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

· Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

· Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement is .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 is .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20% - 0.25%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05% - 0.10%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2009 were 0.10% to 0.81% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2009:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 101,935	$ 641,570
VIP - Money Market Investor Class	483,300	1,076,054
VIP - High Income	37,824	31,216
VIP - High Income Investor Class	92,445	40,588
VIP - Equity-Income	11,089	70,051
VIP - Equity-Income Investor Class	12,781	16,601
VIP - Growth	2,630	56,586
VIP - Growth Investor Class	5,505	22,524
VIP - Overseas	2,173	17,942
VIP - Overseas, Class R	6,756	13,651
VIP - Overseas, Class R Investor Class	12,462	13,489
VIP - Investment Grade Bond	83,188	60,686
VIP - Investment Grade Bond Investor Class	191,291	37,973
VIP - Asset Manager	10,646	40,250
VIP - Asset Manager Investor Class	15,377	11,048
VIP - Index 500	81,144	100,957
VIP - Asset Manager: Growth	3,612	14,229
VIP - Asset Manager: Growth Investor Class	5,321	4,941
VIP - Contrafund	24,931	111,533
VIP - Contrafund Investor Class	55,992	35,019
VIP - Balanced	13,834	22,464
VIP - Balanced Investor Class	161,410	64,999
VIP - Dynamic Capital Appreciation	1,735	5,008
VIP - Dynamic Capital Appreciation Investor Class	4,171	5,100
VIP - Growth & Income	3,415	20,277
VIP - Growth & Income Investor Class	5,714	7,042
VIP - Growth Opportunities	9,693	7,125
VIP - Growth Opportunities Investor Class	17,411	4,310
VIP - Mid Cap	12,059	50,121
VIP - Mid Cap Investor Class	32,592	19,213
VIP - Value Strategies	6,651	8,782
VIP - Value Strategies Investor Class	12,957	6,594
VIP - Utilities	2,448	10,851
VIP - Utilities Investor Class	3,962	7,228
VIP - Technology	35,574	10,162
VIP - Technology Investor Class	35,759	7,005
VIP - Energy	17,037	35,100
VIP - Energy Investor Class	24,081	15,754
VIP - Health Care	3,444	13,317
VIP - Health Care Investor Class	6,850	10,249
VIP - Financial Services	10,139	13,229
VIP - Financial Services Investor Class	9,448	8,477
VIP - Industrials	6,920	7,031
VIP - Industrials Investor Class	7,439	5,922
VIP - Consumer Discretionary	2,717	2,270
VIP - Consumer Discretionary Investor Class	4,206	2,436
VIP - Real Estate	8,320	9,766
VIP - Real Estate Investor Class	10,857	7,736

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 56,147	$ 17,375
VIP - Strategic Income Investor Class	181,816	15,007
VIP - Growth Strategies (b)	1,598	2,529
VIP - Growth Strategies Investor Class (b)	1,441	2,278
VIP - International Capital Appreciation, Class R	6,714	3,008
VIP - International Capital Appreciation, Class R Investor Class	8,718	3,153
VIP - Value Leaders	2,142	10,714
VIP - Value Leaders Investor Class	3,874	11,861
VIP - Value	9,121	4,485
VIP - Value Investor Class	13,024	6,003
VIP - Growth Stock	2,989	2,538
VIP - Growth Stock Investor Class	4,886	3,366
VIP - Freedom Income	4,482	1,609
VIP - Freedom Income Investor Class	11,123	4,488
VIP - Freedom 2005	2,721	2,644
VIP - Freedom 2005 Investor Class	4,138	2,555
VIP - Freedom 2010	2,821	4,150
VIP - Freedom 2010 Investor Class	10,436	10,308
VIP - Freedom 2015	6,718	3,743
VIP - Freedom 2015 Investor Class	11,239	8,603
VIP - Freedom 2020	5,681	3,777
VIP - Freedom 2020 Investor Class	15,599	8,951
VIP - Freedom 2025	2,453	1,257
VIP - Freedom 2025 Investor Class	9,194	3,717
VIP - Freedom 2030	3,145	3,215
VIP - Freedom 2030 Investor Class	7,135	4,510
VIP - Freedom Lifetime Income I	934	1,075
VIP - Freedom Lifetime Income II	1,675	2,681
VIP - Freedom Lifetime Income III	418	461
VIP - Disciplined Small Cap	6,455	3,750
VIP - Disciplined Small Cap Investor Class	10,182	4,999
VIP - FundsManager 20%	115,936	27,470
VIP - FundsManager 50%	165,496	44,075
VIP - FundsManager 60%	355,585	56,405
VIP - FundsManager 70%	90,434	43,504
VIP - FundsManager 85%	48,932	23,188
VIP - Consumer Staples	4,128	5,839
VIP - Consumer Staples Investor Class	4,513	8,635
VIP - Materials	18,951	5,706
VIP - Materials Investor Class	23,557	4,096
VIP - Telecommunications	4,451	2,808
VIP - Telecommunications Investor Class	4,086	2,565
VIP - Emerging Markets	23,394	2,804
VIP - Emerging Markets Investor Class	29,571	2,011
UIF - Emerging Markets Equity	31,047	32,111
UIF - Emerging Markets Debt	40,074	12,563
UIF - Global Value Equity	4,777	7,474
UIF - International Magnum	10,272	15,488

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 8	$ 3,748
WFAF - Advantage VT Opportunity	7	2,979
CST - U.S. Equity Flex I (b)	142	2,608
CST - International Equity Flex I (b)	5,742	23,461
CST - International Equity Flex II (b)	123	6,704
CST - International Equity Flex III (a)	22,374	646
Lazard - Retirement Emerging Markets	68,959	19,161
SAI - Mid Cap Value	2,188	5,357
SAI - Mid Cap Value Investor Class	1,601	4,422
SAI - Small Cap Blend	1,976	6,056
SAI - Small Cap Blend Investor Class	2,619	7,670
PVIT - Low Duration (a)	140,724	982
PVIT - Real Return (a)	72,897	858
PVIT - Total Return (a)	158,470	603

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2009:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	689,658	$ 689,658	$ 1.00
VIP - Money Market Investor Class	920,271	920,271	1.00
VIP - High Income	29,170	307,749	5.29
VIP - High Income Investor Class	28,467	155,096	5.27
VIP - Equity-Income	27,728	686,570	16.81
VIP - Equity-Income Investor Class	6,613	171,286	16.77
VIP - Growth	12,215	613,906	30.04
VIP - Growth Investor Class	2,084	84,110	29.97
VIP - Overseas	6,523	160,311	15.05
VIP - Overseas, Class R	4,070	91,725	15.02
VIP - Overseas, Class R Investor Class	7,031	157,550	15.01
VIP - Investment Grade Bond	33,027	437,052	12.48
VIP - Investment Grade Bond Investor Class	30,792	383,537	12.45
VIP - Asset Manager	23,251	384,112	13.00
VIP - Asset Manager Investor Class	4,744	70,507	12.96
VIP - Index 500	5,079	759,393	119.62
VIP - Asset Manager: Growth	7,463	121,595	12.66
VIP - Asset Manager: Growth Investor Class	1,855	27,288	12.61
VIP - Contrafund	45,367	1,226,272	20.62
VIP - Contrafund Investor Class	19,247	572,580	20.56
VIP - Balanced	10,327	159,233	13.41
VIP - Balanced Investor Class	82,460	1,131,366	13.35
VIP - Dynamic Capital Appreciation	2,178	21,231	7.17
VIP - Dynamic Capital Appreciation Investor Class	2,303	22,385	7.17
VIP - Growth & Income	10,400	168,063	11.07
VIP - Growth & Income Investor Class	1,966	29,877	11.05

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities	3,778	$ 78,460	$ 14.51
VIP - Growth Opportunities Investor Class	1,788	27,411	14.46
VIP - Mid Cap	15,191	458,879	25.54
VIP - Mid Cap Investor Class	7,828	254,089	25.47
VIP - Value Strategies	6,425	86,809	7.73
VIP - Value Strategies Investor Class	4,769	58,170	7.70
VIP - Utilities	2,418	31,630	9.10
VIP - Utilities Investor Class	1,630	20,648	9.07
VIP - Technology	9,192	83,453	8.83
VIP - Technology Investor Class	6,737	58,826	8.79
VIP - Energy	8,283	192,251	16.88
VIP - Energy Investor Class	4,951	119,067	16.85
VIP - Health Care	3,121	38,334	10.79
VIP - Health Care Investor Class	2,076	26,280	10.75
VIP - Financial Services	2,739	32,915	6.55
VIP - Financial Services Investor Class	2,340	24,137	6.53
VIP - Industrials	2,565	37,472	11.63
VIP - Industrials Investor Class	2,015	29,791	11.59
VIP - Consumer Discretionary	371	4,402	9.58
VIP - Consumer Discretionary Investor Class	404	4,290	9.57
VIP - Real Estate	3,447	77,618	10.93
VIP - Real Estate Investor Class	2,887	54,705	10.90
VIP - Strategic Income	13,567	146,358	11.11
VIP - Strategic Income Investor Class	39,555	426,145	11.09
VIP - Growth Strategies (b)	624	7,028	7.21
VIP - Growth Strategies Investor Class (b)	615	6,628	7.17
VIP - International Capital Appreciation, Class R	1,776	20,942	8.60
VIP - International Capital Appreciation, Class R Investor Class	2,928	34,258	8.56
VIP - Value Leaders	1,274	18,698	9.42
VIP - Value Leaders Investor Class	1,862	28,099	9.40
VIP - Value	1,692	19,979	9.47
VIP - Value Investor Class	3,125	37,579	9.46
VIP - Growth Stock	445	6,262	11.27
VIP - Growth Stock Investor Class	574	7,512	11.21
VIP - Freedom Income	1,079	11,579	10.00
VIP - Freedom Income Investor Class	2,362	25,040	9.95
VIP - Freedom 2005	674	7,725	9.34
VIP - Freedom 2005 Investor Class	892	9,675	9.21
VIP - Freedom 2010	1,704	19,833	9.77
VIP - Freedom 2010 Investor Class	4,758	51,872	9.14
VIP - Freedom 2015	2,965	34,109	9.78
VIP - Freedom 2015 Investor Class	6,008	65,045	9.11
VIP - Freedom 2020	2,448	28,541	9.52
VIP - Freedom 2020 Investor Class	8,177	88,335	8.77
VIP - Freedom 2025	1,234	14,526	9.30
VIP - Freedom 2025 Investor Class	3,538	37,258	8.73
VIP - Freedom 2030	1,359	16,901	9.03
VIP - Freedom 2030 Investor Class	3,799	41,113	8.38

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Lifetime Income I	715	$ 7,662	$ 9.13
VIP - Freedom Lifetime Income II	1,530	17,132	8.90
VIP - Freedom Lifetime Income III	800	8,735	8.28
VIP - Disciplined Small Cap	1,386	14,295	8.91
VIP - Disciplined Small Cap Investor Class	2,683	28,616	8.89
VIP - FundsManager 20%	23,609	242,126	10.06
VIP - FundsManager 50%	50,474	502,218	9.11
VIP - FundsManager 60%	115,191	971,736	8.82
VIP - FundsManager 70%	46,762	480,959	8.42
VIP - FundsManager 85%	19,880	199,783	8.02
VIP - Consumer Staples	783	8,411	10.22
VIP - Consumer Staples Investor Class	934	9,926	10.21
VIP - Materials	3,152	31,943	10.25
VIP - Materials Investor Class	3,453	34,438	10.25
VIP - Telecommunications	477	3,376	7.01
VIP - Telecommunications Investor Class	489	3,772	6.99
VIP - Emerging Markets	3,456	26,435	8.51
VIP - Emerging Markets Investor Class	4,316	33,400	8.50
UIF - Emerging Markets Equity	15,195	302,895	13.01
UIF - Emerging Markets Debt	10,047	84,136	7.75
UIF - Global Value Equity	3,463	51,824	7.24
UIF - International Magnum	6,332	88,000	8.81
WFAF - Advantage VT Discovery	1,648	51,718	15.70
WFAF - Advantage VT Opportunity	1,405	38,249	15.01
CST - U.S Equity Flex I (b)	1,075	36,777	12.47
CST - International Equity Flex III (a)	3,747	21,731	5.86
Lazard - Retirement Emerging Markets	7,676	173,785	19.13
PVIT - Low Duration (a)	13,344	139,748	10.11
PVIT - Real Return (a)	5,617	72,054	12.44
PVIT - Total Return (a)	14,172	157,870	10.82

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Money Market
Units Issued	15,826	45,014	1,201	3,912
Units Redeemed	(38,788)	(30,652)	(2,909)	(1,852)
Net Increase (Decrease)	(22,962)	14,362	(1,708)	2,060
VIP - High Income
Units Issued	1,296	592	394	148
Units Redeemed	(1,407)	(1,581)	(373)	(350)
Net Increase (Decrease)	(111)	(989)	21	(202)
VIP - Equity-Income
Units Issued	318	352	48	49
Units Redeemed	(1,716)	(2,748)	(278)	(485)
Net Increase (Decrease)	(1,398)	(2,396)	(230)	(436)
VIP - Growth
Units Issued	226	510	24	83
Units Redeemed	(1,330)	(1,780)	(183)	(248)
Net Increase (Decrease)	(1,104)	(1,270)	(159)	(165)
VIP - Overseas
Units Issued	2	8	0	2
Units Redeemed	(591)	(667)	(51)	(82)
Net Increase (Decrease)	(589)	(659)	(51)	(80)
VIP - Overseas, Class R
Units Issued	695	1,162	293	153
Units Redeemed	(1,468)	(3,336)	(337)	(538)
Net Increase (Decrease)	(773)	(2,174)	(44)	(385)
VIP - Investment Grade Bond
Units Issued	3,355	2,709	345	455
Units Redeemed	(3,286)	(4,049)	(748)	(852)
Net Increase (Decrease)	69	(1,340)	(403)	(397)
VIP - Asset Manager
Units Issued	304	692	51	209
Units Redeemed	(1,275)	(2,045)	(241)	(400)
Net Increase (Decrease)	(971)	(1,353)	(190)	(191)
VIP - Index 500
Units Issued	1,696	1,581	198	152
Units Redeemed	(3,040)	(3,657)	(493)	(510)
Net Increase (Decrease)	(1,344)	(2,076)	(295)	(358)
VIP - Asset Manager: Growth
Units Issued	177	473	45	155
Units Redeemed	(662)	(1,036)	(196)	(193)
Net Increase (Decrease)	(485)	(563)	(151)	(38)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Contrafund
Units Issued	1,817	2,084	183	238
Units Redeemed	(4,429)	(6,209)	(554)	(798)
Net Increase (Decrease)	(2,612)	(4,125)	(371)	(560)
VIP - Balanced
Units Issued	1,167	1,364	321	307
Units Redeemed	(1,761)	(2,767)	(563)	(611)
Net Increase (Decrease)	(594)	(1,403)	(242)	(304)
VIP - Dynamic Capital Appreciation
Units Issued	202	267	23	10
Units Redeemed	(513)	(1,039)	(51)	(141)
Net Increase (Decrease)	(311)	(772)	(28)	(131)
VIP - Growth & Income
Units Issued	402	959	30	310
Units Redeemed	(1,436)	(1,865)	(338)	(432)
Net Increase (Decrease)	(1,034)	(906)	(308)	(122)
VIP - Growth Opportunities
Units Issued	1,329	653	303	121
Units Redeemed	(1,103)	(1,733)	(229)	(322)
Net Increase (Decrease)	226	(1,080)	74	(201)
VIP - Mid Cap
Units Issued	1,827	1,801	245	214
Units Redeemed	(3,840)	(6,460)	(738)	(1,199)
Net Increase (Decrease)	(2,013)	(4,659)	(493)	(985)
VIP - Value Strategies
Units Issued	863	365	156	39
Units Redeemed	(1,127)	(2,163)	(228)	(427)
Net Increase (Decrease)	(264)	(1,798)	(72)	(388)
VIP - Utilities
Units Issued	322	848	49	216
Units Redeemed	(1,071)	(2,331)	(224)	(374)
Net Increase (Decrease)	(749)	(1,483)	(175)	(158)
VIP - Technology
Units Issued	4,566	1,681	852	145
Units Redeemed	(1,909)	(2,960)	(429)	(277)
Net Increase (Decrease)	2,657	(1,279)	423	(132)
VIP - Energy
Units Issued	1,793	3,203	268	378
Units Redeemed	(2,662)	(5,442)	(397)	(621)
Net Increase (Decrease)	(869)	(2,239)	(129)	(243)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Health Care
Units Issued	754	1,553	136	262
Units Redeemed	(1,567)	(1,459)	(294)	(157)
Net Increase (Decrease)	(813)	94	(158)	105
VIP - Financial Services
Units Issued	1,941	2,245	200	201
Units Redeemed	(2,219)	(1,384)	(220)	(200)
Net Increase (Decrease)	(278)	861	(20)	1
VIP - Industrials
Units Issued	654	808	76	160
Units Redeemed	(658)	(992)	(113)	(157)
Net Increase (Decrease)	(4)	(184)	(37)	3
VIP - Consumer Discretionary
Units Issued	322	141	62	72
Units Redeemed	(243)	(155)	(74)	(49)
Net Increase (Decrease)	79	(14)	(12)	23
VIP - Real Estate
Units Issued	992	1,125	72	188
Units Redeemed	(1,116)	(1,489)	(166)	(254)
Net Increase (Decrease)	(124)	(364)	(94)	(66)
VIP - Strategic Income
Units Issued	5,274	3,106	774	508
Units Redeemed	(2,907)	(3,470)	(660)	(559)
Net Increase (Decrease)	2,367	(364)	114	(51)
VIP - Growth Strategies (b)
Units Issued	228	346	12	56
Units Redeemed	(306)	(684)	(55)	(92)
Net Increase (Decrease)	(78)	338	(43)	(36)
VIP - International Capital Appreciation, Class R
Units Issued	786	214	139	37
Units Redeemed	(497)	(1,063)	(76)	(211)
Net Increase (Decrease)	289	(849)	63	(174)
VIP - Value Leaders
Units Issued	388	1,382	120	430
Units Redeemed	(1,303)	(1,059)	(404)	(234)
Net Increase (Decrease)	(915)	323	(284)	196
VIP - Value
Units Issued	1,029	465	428	58
Units Redeemed	(609)	(657)	(274)	(91)
Net Increase (Decrease)	420	(192)	154	(33)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Growth Stock
Units Issued	349	312	52	55
Units Redeemed	(313)	(643)	(36)	(86)
Net Increase (Decrease)	36	(331)	16	(31)
VIP - Freedom Income
Units Issued	431	537	0	0
Units Redeemed	(210)	(512)	0	0
Net Increase (Decrease)	221	25	0	0
VIP - Freedom 2005
Units Issued	270	252	0	0
Units Redeemed	(298)	(322)	0	0
Net Increase (Decrease)	(28)	(70)	0	0
VIP - Freedom 2010
Units Issued	312	842	0	0
Units Redeemed	(522)	(1,022)	0	0
Net Increase (Decrease)	(210)	(180)	0	0
VIP - Freedom 2015
Units Issued	740	816	0	0
Units Redeemed	(554)	(676)	0	0
Net Increase (Decrease)	186	140	0	0
VIP - Freedom 2020
Units Issued	595	925	0	0
Units Redeemed	(508)	(786)	0	0
Net Increase (Decrease)	87	139	0	0
VIP - Freedom 2025
Units Issued	221	281	0	0
Units Redeemed	(149)	(213)	0	0
Net Increase (Decrease)	72	68	0	0
VIP - Freedom 2030
Units Issued	320	334	0	0
Units Redeemed	(433)	(424)	0	0
Net Increase (Decrease)	(113)	(90)	0	0
VIP - Disciplined Small Cap
Units Issued	1,121	767	154	157
Units Redeemed	(722)	(661)	(134)	(56)
Net Increase (Decrease)	399	106	20	101

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Funds Manager 20%
Units Issued	3,615	2,813	769	1,004
Units Redeemed	(1,464)	(2,057)	(607)	(248)
Net Increase (Decrease)	2,151	756	162	756
VIP - Funds Manager 50%
Units Issued	4,741	3,682	2,645	2,480
Units Redeemed	(2,189)	(2,376)	(1,359)	(981)
Net Increase (Decrease)	2,552	1,306	1,286	1,499
VIP - Funds Manager 60%
Units Issued	2,215	1,351	1,725	1,982
Units Redeemed	(678)	(318)	(441)	(1,323)
Net Increase (Decrease)	1,537	1,033	1,284	659
VIP - Funds Manager 70%
Units Issued	2,126	2,363	1,683	1,418
Units Redeemed	(1,756)	(2,662)	(1,150)	(1,154)
Net Increase (Decrease)	370	(299)	533	264
VIP - Funds Manager 85%
Units Issued	2,438	1,582	578	476
Units Redeemed	(926)	(1,492)	(332)	(443)
Net Increase (Decrease)	1,512	90	246	33
VIP - Consumer Staples
Units Issued	514	1,136	109	176
Units Redeemed	(754)	(660)	(130)	(58)
Net Increase (Decrease)	(240)	476	(21)	118
VIP - Materials
Units Issued	2,347	2,391	424	245
Units Redeemed	(1,149)	(1,773)	(112)	(232)
Net Increase (Decrease)	1,198	618	312	13
VIP - Telecommunications
Units Issued	740	155	106	12
Units Redeemed	(498)	(151)	(54)	(11)
Net Increase (Decrease)	242	4	52	1
VIP - Emerging Markets (a)
Units Issued	3,881	811	410	73
Units Redeemed	(1,002)	(259)	(86)	(20)
Net Increase (Decrease)	2,879	552	324	53
UIF - Emerging Markets Equity
Units Issued	1,145	1,241	147	134
Units Redeemed	(1,561)	(4,880)	(229)	(631)
Net Increase (Decrease)	(416)	(3,639)	(82)	(497)

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
UIF - Emerging Markets Debt
Units Issued	586	509	81	118
Units Redeemed	(455)	(755)	(94)	(108)
Net Increase (Decrease)	131	(246)	(13)	10
UIF - Global Value Equity
Units Issued	120	149	24	26
Units Redeemed	(425)	(707)	(62)	(147)
Net Increase (Decrease)	(305)	(558)	(38)	(121)
UIF - International Magnum
Units Issued	309	493	65	54
Units Redeemed	(884)	(1,891)	(196)	(336)
Net Increase (Decrease)	(575)	(1,398)	(131)	(282)
OMIF - Growth II
Units Issued	0	3	0	0
Units Redeemed	0	(1,141)	0	(115)
Net Increase (Decrease)	0	(1,138)	0	(115)
OMIF - Small Cap
Units Issued	0	49	0	1
Units Redeemed	0	(2,607)	0	(617)
Net Increase (Decrease)	0	(2,558)	0	(616)
OMIF - Select Value
Units Issued	0	0	0	0
Units Redeemed	0	(1,089)	0	(349)
Net Increase (Decrease)	0	(1,089)	0	(349)
OMIF - Columbus Circle Technology & Communications
Units Issued	0	9	0	0
Units Redeemed	0	(4,335)	0	(188)
Net Increase (Decrease)	0	(4,326)	0	(188)
OMIF - Large Cap Growth
Units Issued	0	1	0	0
Units Redeemed	0	(2,550)	0	(197)
Net Increase (Decrease)	0	(2,549)	0	(197)
WFAF - Advantage VT Discovery
Units Issued	0	10	0	2
Units Redeemed	(249)	(383)	(30)	(49)
Net Increase (Decrease)	(249)	(373)	(30)	(47)
WFAF - Advantage VT Opportunity
Units Issued	1	9	0	6
Units Redeemed	(158)	(262)	(32)	(61)
Net Increase (Decrease)	(157)	(253)	(32)	(55)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
CST - U.S Equity Flex I (b)
Units Issued	2	51	0	17
Units Redeemed	(292)	(545)	(43)	(75)
Net Increase (Decrease)	(290)	(494)	(43)	(58)
CST - International Equity Flex I (b)
Units Issued	146	698	37	195
Units Redeemed	(1,387)	(876)	(271)	(118)
Net Increase (Decrease)	(1,241)	(178)	(234)	77
CST - International Equity Flex II (b)
Units Issued	0	33	0	3
Units Redeemed	(634)	(337)	(107)	(48)
Net Increase (Decrease)	(634)	(304)	(107)	(45)
CST - International Equity Flex III (a)
Units Issued	1,599	0	222	0
Units Redeemed	(58)	0	(2)	0
Net Increase (Decrease)	1,541	0	220	0
Lazard - Retirement Emerging Markets
Units Issued	3,669	2,490	242	251
Units Redeemed	(1,695)	(3,713)	(135)	(432)
Net Increase (Decrease)	1,974	1,223	107	(181)
SAI - Mid Cap Value
Units Issued	357	383	125	106
Units Redeemed	(671)	(134)	(230)	(3)
Net Increase (Decrease)	(314)	249	(105)	103
SAI - Small Cap Blend
Units Issued	438	546	26	96
Units Redeemed	(877)	(205)	(121)	(2)
Net Increase (Decrease)	(439)	341	(95)	94
PVIT- Low Duration (a)
Units Issued	1,901	0	84	0
Units Redeemed	(200)	0	(3)	0
Net Increase (Decrease)	1,701	0	81	0
PVIT- Real Return (a)
Units Issued	1,264	0	113	0
Units Redeemed	(150)	0	(9)	0
Net Increase (Decrease)	1,114	0	104	0
PVIT- Total Return (a)
Units Issued	2,218	0	146	0
Units Redeemed	(141)	0	(6)	0
Net Increase (Decrease)	2,077	0	140	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Money Market Investor Class
Units Issued	114,568	143,746	462	388
Units Redeemed	(163,184)	(113,122)	(456)	(311)
Net Increase (Decrease)	(48,616)	30,624	6	77
VIP - High Income Investor Class
Units Issued	9,537	7,561	0	0
Units Redeemed	(5,812)	(6,127)	0	0
Net Increase (Decrease)	3,725	1,434	0	0
VIP - Equity Income Investor Class
Units Issued	2,063	3,535	0	0
Units Redeemed	(3,329)	(5,515)	0	0
Net Increase (Decrease)	(1,266)	(1,980)	0	0
VIP - Growth Investor Class
Units Issued	1,107	3,359	0	0
Units Redeemed	(3,552)	(3,765)	0	0
Net Increase (Decrease)	(2,445)	(406)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	1,778	3,007	0	0
Units Redeemed	(2,463)	(4.266)	0	0
Net Increase (Decrease)	(685)	(1,259)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	20,740	11,792	0	0
Units Redeemed	(9,536)	(7,253)	0	0
Net Increase (Decrease)	11,204	4,539	0	0
VIP - Asset Manager Investor Class
Units Issued	1,479	4,771	0	0
Units Redeemed	(1,496)	(2,872)	0	0
Net Increase (Decrease)	(17)	1,899	0	0
VIP - Index 500
Units Issued	7,481	10,169	0	0
Units Redeemed	(8,001)	(6,257)	0	0
Net Increase (Decrease)	(520)	3,912	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	519	2,145	0	0
Units Redeemed	(620)	(1,103)	0	0
Net Increase (Decrease)	(101)	1,042	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Contrafund Investor Class
Units Issued	8,570	11,725	0	0
Units Redeemed	(8,036)	(9,831)	0	0
Net Increase (Decrease)	534	1,894	0	0
VIP - Balanced Investor Class
Units Issued	3,520	6,671	0	0
Units Redeemed	(3,522)	(5,971)	0	0
Net Increase (Decrease)	(2)	700	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	490	383	0	0
Units Redeemed	(674)	(888)	0	0
Net Increase (Decrease)	(184)	(505)	0	0
VIP - Growth & Income Investor Class
Units Issued	712	1,502	0	0
Units Redeemed	(1,030)	(1,163)	0	0
Net Increase (Decrease)	(318)	339	0	0
VIP - Growth Opportunities Investor Class
Units Issued	2,702	838	0	0
Units Redeemed	(944)	(1,204)	0	0
Net Increase (Decrease)	1,758	(366)	0	0
VIP - Mid Cap Investor Class
Units Issued	4,516	5,434	0	0
Units Redeemed	(3,940)	(5,747)	0	0
Net Increase (Decrease)	576	(313)	0	0
VIP - Value Strategies Investor Class
Units Issued	1,851	781	0	0
Units Redeemed	(1,296)	(2,079)	0	0
Net Increase (Decrease)	555	(1,298)	0	0
VIP - Utilities Investor Class
Units Issued	484	846	0	0
Units Redeemed	(889)	(1,268)	0	0
Net Increase (Decrease)	(405)	(422)	0	0
VIP - Technology Investor Class
Units Issued	3,981	1,449	0	0
Units Redeemed	(1,398)	(2,022)	0	0
Net Increase (Decrease)	2,583	(573)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Energy Investor Class
Units Issued	3,522	4,753	0	0
Units Redeemed	(2,925)	(5,124)	0	0
Net Increase (Decrease)	597	(371)	0	0
VIP - Health Care Investor Class
Units Issued	1,182	1,669	0	0
Units Redeemed	(1,647)	(1,050)	0	0
Net Increase (Decrease)	(465)	619	0	0
VIP - Financial Services Investor Class
Units Issued	2,084	2,323	0	0
Units Redeemed	(1,941)	(1,155)	0	0
Net Increase (Decrease)	143	1,168	0	0
VIP - Industrials Investor Class
Units Issued	983	1,469	0	0
Units Redeemed	(864)	(1,310)	0	0
Net Increase (Decrease)	119	159	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	591	132	0	0
Units Redeemed	(370)	(154)	0	0
Net Increase (Decrease)	221	(22)	0	0
VIP - Real Estate Investor Class
Units Issued	1,740	1,999	0	0
Units Redeemed	(1,652)	(1,507)	0	0
Net Increase (Decrease)	88	492	0	0
VIP - Strategic Income Investor Class
Units Issued	16,741	10,007	0	0
Units Redeemed	(4,956)	(7,308)	0	0
Net Increase (Decrease)	11,785	2,699	0	0
VIP - Growth Strategies Investor Class (b)
Units Issued	229	477	0	0
Units Redeemed	(358)	(584)	0	0
Net Increase (Decrease)	(129)	(107)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	1,052	326	0	0
Units Redeemed	(636)	(976)	0	0
Net Increase (Decrease)	416	(650)	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Value Leaders Investor Class
Units Issued	799	1,649	0	0
Units Redeemed	(1,971)	(1,414)	0	0
Net Increase (Decrease)	(1,172)	235	0	0
VIP - Value Investor Class
Units Issued	2,020	758	0	0
Units Redeemed	(1,291)	(1,223)	0	0
Net Increase (Decrease)	729	(465)	0	0
VIP - Growth Stock Investor Class
Units Issued	615	321	0	0
Units Redeemed	(449)	(553)	0	0
Net Increase (Decrease)	166	(232)	0	0
VIP - Freedom Income Investor Class
Units Issued	995	884	0	0
Units Redeemed	(511)	(1,013)	0	0
Net Increase (Decrease)	484	(129)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	364	205	0	0
Units Redeemed	(275)	(190)	0	0
Net Increase (Decrease)	89	15	0	0
VIP - Freedom 2010 Investor Class
Units Issued	877	1,342	0	0
Units Redeemed	(1,192)	(1,538)	0	0
Net Increase (Decrease)	(315)	(196)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	975	1,532	0	0
Units Redeemed	(1,076)	(1,136)	0	0
Net Increase (Decrease)	(101)	396	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,372	2,180	0	0
Units Redeemed	(1,207)	(1,359)	0	0
Net Increase (Decrease)	165	821	0	0
VIP - Freedom 2025 Investor Class
Units Issued	832	812	0	0
Units Redeemed	(499)	(453)	0	0
Net Increase (Decrease)	333	359	0	0
VIP - Freedom 2030 Investor Class
Units Issued	681	1,112	0	0
Units Redeemed	(607)	(446)	0	0
Net Increase (Decrease)	74	666	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Freedom Lifetime Income I
Units Issued	0	0	60	39
Units Redeemed	0	0	(110)	(120)
Net Increase (Decrease)	0	0	(50)	(81)
VIP - Freedom Lifetime Income II
Units Issued	0	0	96	107
Units Redeemed	0	0	(274)	(366)
Net Increase (Decrease)	0	0	(178)	(259)
VIP - Freedom Lifetime Income III
Units Issued	0	0	9	23
Units Redeemed	0	0	(45)	(127)
Net Increase (Decrease)	0	0	(36)	(104)
VIP - Disciplined Small Cap Investor Class
Units Issued	1,829	1,529	0	0
Units Redeemed	(1,239)	(1,162)	0	0
Net Increase (Decrease)	590	367	0	0
VIP - FundsManager 20%
Units Issued	8,976	7,155	94	18
Units Redeemed	(3,515)	(4,560)	(33)	0
Net Increase (Decrease)	5,461	2,595	61	18
VIP - FundsManager 50%
Units Issued	11,473	10,699	299	37
Units Redeemed	(5,751)	(8,310)	(10)	(1)
Net Increase (Decrease)	5,722	2,389	289	36
VIP - FundsManager 60%
Units Issued	5,702	3,958	35	125
Units Redeemed	(1,128)	(950)	(23)	0
Net Increase (Decrease)	4,574	3,008	12	125
VIP - FundsManager 70%
Units Issued	6,924	10,599	63	0
Units Redeemed	(4,742)	(7,975)	0	0
Net Increase (Decrease)	2,182	2,624	63	0
VIP - FundsManager 85%
Units Issued	3,357	4,575	7	101
Units Redeemed	(2,716)	(3,351)	(6)	(1)
Net Increase (Decrease)	641	1,224	1	100

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Consumer Staples Investor Class
Units Issued	726	1,733	0	0
Units Redeemed	(1,252)	(647)	0	0
Net Increase (Decrease)	(526)	1,086	0	0
VIP - Materials Investor Class
Units Issued	3,033	1,833	0	0
Units Redeemed	(1,047)	(1,298)	0	0
Net Increase (Decrease)	1,986	535	0	0
VIP - Telecommunications Investor Class
Units Issued	702	133	0	0
Units Redeemed	(458)	(121)	0	0
Net Increase (Decrease)	244	12	0	0
VIP - Emerging Markets Investor Class (a)
Units Issued	4,131	977	0	0
Units Redeemed	(711)	(383)	0	0
Net Increase (Decrease)	3,420	594	0	0
UIF - Emerging Markets Equity
Units Issued	2,314	3,297	0	0
Units Redeemed	(1,905)	(6,198)	0	0
Net Increase (Decrease)	409	(2,901)	0	0
UIF - Emerging Markets Debt
Units Issued	2,569	1,229	0	0
Units Redeemed	(918)	(1,234)	0	0
Net Increase (Decrease)	1,651	(5)	0	0
UIF - Global Value Equity
Units Issued	283	455	0	0
Units Redeemed	(373)	(699)	0	0
Net Increase (Decrease)	(90)	(244)	0	0
UIF - International Magnum
Units Issued	1,043	1,194	0	0
Units Redeemed	(1,103)	(1,864)	0	0
Net Increase (Decrease)	(60)	(670)	0	0
Lazard - Retirement Emerging Markets
Units Issued	3,689	3,155	0	0
Units Redeemed	(1,801)	(3,455)	0	0
Net Increase (Decrease)	1,888	(300)	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
SAI - Mid Cap Value Investor Class
Units Issued	341	328	0	0
Units Redeemed	(692)	(139)	0	0
Net Increase (Decrease)	(351)	189	0	0
SAI - Small Cap Blend Investor Class
Units Issued	527	655	0	0
Units Redeemed	(1,176)	(303)	0	0
Net Increase (Decrease)	(649)	352	0	0
CST - International Equity Flex I (b)
Units Issued	473	427	0	0
Units Redeemed	(790)	(110)	0	0
Net Increase (Decrease)	(317)	317	0	0
CST - International Equity Flex III (a)
Units Issued	423	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	413	0	0	0
PVIT- Low Duration (a)
Units Issued	11,862	0	0	0
Units Redeemed	(358)	0	0	0
Net Increase (Decrease)	11,504	0	0	0
PVIT- Real Return (a)
Units Issued	5,747	0	0	0
Units Redeemed	(175)	0	0	0
Net Increase (Decrease)	5,572	0	0	0
PVIT- Total Return (a)
Units Issued	13,490	0	0	0
Units Redeemed	(570)	0	0	0
Net Increase (Decrease)	12,920	0	0	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2009	2008
VIP - Money Market Investor Class
Units Issued	34,227	119,575
Units Redeemed	(36,682)	(121,116)
Net Increase (Decrease)	(2,455)	(1,541)
VIP - Balanced Investor Class
Units Issued	11,996	76,539
Units Redeemed	(5,342)	(4,448)
Net Increase (Decrease)	6,654	72,091
VIP - Funds Manager 60%
Units Issued	26,129	60,565
Units Redeemed	(4,528)	(2,316)
Net Increase (Decrease)	21,601	58,249

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
VIP - Money Market Investor Class
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12% (e)
VIP - High Income
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20% (e)
VIP - Equity-Income
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
VIP - Equity-Income Investor Class
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52% (e)
VIP - Growth
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
VIP - Growth Investor Class
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65% (e)
VIP - Overseas
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
VIP - Overseas, Class R
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas, Class R Investor Class
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83% (e)
VIP - Investment Grade Bond
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
VIP - Investment Grade Bond Investor Class
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54% (e)
VIP - Asset Manager
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
VIP - Asset Manager Investor Class
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15% (e)
VIP - Index 500
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
VIP - Asset Manager: Growth
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth Investor Class
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35% (e)
VIP - Contrafund
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
VIP - Contrafund Investor Class
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72% (e)
VIP - Balanced
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
VIP - Balanced Investor Class
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28% (e)
VIP - Dynamic Capital Appreciation
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
VIP - Dynamic Capital Appreciation Investor Class
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
VIP - Growth & Income Investor Class
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96% (e)
VIP - Growth Opportunities
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
VIP - Growth Opportunities Investor Class
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28% (e)
VIP - Mid Cap
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
VIP - Mid Cap Investor Class
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
VIP - Value Strategies Investor Class
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69% (e)
VIP - Utilities
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
VIP - Utilities Investor Class
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26% (e)
VIP - Technology
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
VIP - Technology Investor Class
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84% (e)
VIP - Energy
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy Investor Class
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23% (e)
VIP - Health Care
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
VIP - Health Care Investor Class
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76% (e)
VIP - Financial Services
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
VIP - Financial Services Investor Class
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08% (e)
VIP - Industrials
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
VIP - Industrials Investor Class
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
VIP - Consumer Discretionary Investor Class
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61% (e)
VIP - Real Estate
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
VIP - Real Estate Investor Class
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51% (e)
VIP - Strategic Income
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
VIP - Strategic Income Investor Class
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93% (f)
VIP - Growth Strategies
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94% (e)
VIP - International Capital Appreciation
2006	-	-	-	-	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70% (f)
VIP - International Capital Appreciation, Class R
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36% (d)
VIP - International Capital Appreciation Investor Class
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73% (e)
VIP - Value Leaders
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19% (f)
VIP - Value Leaders Investor Class
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20% (e)
VIP - Value
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49% (f)
VIP - Value Investor Class
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70% (f)
VIP - Growth Stock Investor Class
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19% (e)
VIP - Freedom Income
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,516	0.80%	0.80%	1.37%	2.32%	2.32% (f)
VIP - Freedom Income Investor Class
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41% (e)
VIP - Freedom 2005
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82% (f)
VIP - Freedom 2005 Investor Class
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41% (e)
VIP - Freedom 2010
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010 Investor Class
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61% (e)
VIP - Freedom 2015
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37% (f)
VIP - Freedom 2015 Investor Class
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21% (e)
VIP - Freedom 2020
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35% (f)
VIP - Freedom 2020 Investor Class
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71% (e)
VIP - Freedom 2025
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02% (f)
VIP - Freedom 2025 Investor Class
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87% (f)
VIP - Freedom 2030 Investor Class
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31% (e)
VIP - Freedom Lifetime Income I
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49% (f)
VIP - Freedom Lifetime Income II
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41% (f)
VIP - Freedom Lifetime Income III
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19% (f)
VIP - Disciplined Small Cap
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87% (d)
VIP - Disciplined Small Cap Investor Class
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 20%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01% (d)
VIP - FundsManager 50%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33% (d)
VIP - FundsManager 60%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (c)
VIP - FundsManager 70%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24% (d)
VIP - FundsManager 85%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45% (d)
VIP - Consumer Staples
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (b)
VIP - Consumer Staples Investor Class
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (b)
VIP - Materials
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (b)
VIP - Materials Investor Class
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (b)
VIP - Telecommunications
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Telecommunications Investor Class
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (b)
VIP - Emerging Markets (a)
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%)
VIP - Emerging Markets Investor Class (a)
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%)
UIF - Emerging Markets Equity
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
UIF - Emerging Markets Debt
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
UIF - Global Value Equity
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
UIF - International Magnum
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
WFAF - Advantage VT Discovery
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
WFAF - Advantage VT Opportunity
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - U.S. Equity Flex I
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
CST - International Equity Flex I
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
CST - International Equity Flex II
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
CST - International Equity Flex III (a)
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90% (d)
SAI - Mid Cap Value
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (b)
SAI - Mid Cap Value Investor Class
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (b)
SAI - Small Cap Blend
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (b)
SAI - Small Cap Blend Investor Class
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT- Low Duration (a)
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT- Real Return (a)
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT- Total Return (a)
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 9, 2010

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0210
1.540223.112

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(2) Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2009.

(3) Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2009.

(4) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2009 and 2008.

(5) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(6) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2009 and 2008.

(7) Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008 and 2007.

(8) Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008 and 2007.

(9) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008 and 2007.

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(10) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 2)

(b) Endorsement for Qualified Contracts (Note 2)

(5) (a) Application for Variable Annuity Contract (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication (Incorporation) of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 2)

(7) Form of Reinsurance Agreement - Not Available

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 9)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 9)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 5)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 5)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 7)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 7)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 8)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 10)

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 11)

(15) Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 12)

(b) Power of Attorney for Miles Mei (Note 12)

(c) Power of Attorney for William R. Ebsworth (Note 12)

(d) Power of Attorney for Kathleen A. Murphy (Note 12)

(e) Power of Attorney for Rodney R. Rohda (Note 12)

(f) Power of Attorney for Roger T. Servison (Note 12)

(g) Power of Attorney for G. Michael Slovak (Note 12)

(h) Power of Attorney for Jeffrey K. Cimini is filed herewith

(Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed on September 25, 2003.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed on April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement 33-54926 filed April 25, 1997.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 16 to this Registration Statement filed on January 25, 1999.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 33-24400 filed on April 29, 1998.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement No. 33-24400 filed on April 24, 2000.

(Note 9) Incorporated by reference from an initial Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Annuity Account I, filed on December 1, 2004.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 11) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 12) Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director & President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Robert J. Cummings	\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Client Services
David A. Golino		Senior Vice President and Chief Financial Officer
Robert G. Regan		Vice President
Paul J. Vancheri		Senior Vice President, Systems and Technology
Jeffrey K. Cimini		Executive Vice President, Sales
William J. Johnson Jr.		Actuary and Executive Vice President
Jeffrey C. Wall		Assistant Vice President, Operations
Thomas M. Ewanich		Vice President and Actuary
Earl F. Martin		Appointed Actuary
Brian N. Leary		Vice President and Chief Compliance Officer
Miles Mei		Treasurer
Edward M. Shea		Secretary, Vice President, and Senior Legal Counsel
Stuart C. Schagrin		Vice President, Client Services Risk Management
Dave A. Perron		Vice President, Computer Operations
Felicia F. Tierney		Vice President, Human Resources
Maryann P. Crews		Illustration Actuary

The addresses of Peter Johannsen and Malcolm MacKay are One Post Office Square, Boston, Massachusetts 02109; and for Floyd L. Smith, 4 Peter Cooper Road, #9G, New York 10010. The principal business address for each of the other persons listed in item 25 is 82 Devonshire Street, Boston, Massachusetts, 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2010 there were 11,481 Qualified Contracts and 2,648 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of FILI's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Donald St. Peter		Vice President, Real Estate
	John W. Callahan		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and Chief Legal Counsel
	Peter D. Stahl		Assistant Secretary
	Susan Boudrot		Chief Compliance Officer
	Jim Smith		Senior Vice President, Real Estate

The Address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Service Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2010.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini President		Edward M. Shea, Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2010.

Signature	Title
)
/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)